UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

HIGH YIELD TAX FREE BOND FUND

SEMI-ANNUAL REPORT
June 30, 2011

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are very pleased to provide you with the 2011 Semi-Annual Report for the Spirit of America High Yield Tax Free Bond Fund (“the Fund”). We look forward to the continued inflows and further development of the Fund in this New Year.

Utilizing our many years of experience in the municipal bond market has allowed us to effectively pursue a balance between yield and risk. Our goal is to continue seeking high current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the high yield sector of the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade.

We have been proud to watch the number of investors grow. We appreciate your support of our fund and look forward to your future investment in the Spirit of America High Yield Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner President	Doug Revello Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

HIGH YIELD TAX FREE BOND FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

High yield municipal bonds are typically issued by government entities to finance economic or industrial development projects, as well as, housing, healthcare and environmental projects. Other high yield municipal bonds are issued to finance such things as airport terminals, charter schools, and projects related to utilities. In addition, a large number of bonds have been issued by local governments in anticipation of revenues owed by the tobacco industry.

The interest payments are usually covered by a special tax or revenue from the project, and the bonds are often backed by hard assets or mortgage income associated with the project. High yield municipals may also be issued to finance private projects that benefit the community, such as waste remediation or public utilities. In those cases the debt is usually backed and paid for by a corporation. As with the broader municipal market, high yield municipal bonds provide income that is exempt from federal, and sometimes state, income taxes.

At the end of 2010, there was also some negative press regarding the municipal bond market. In our last Letter to Shareholders, we addressed concerns over payment problems in Vallejo, California, Jefferson County, Alabama and Harrisburg, Pennsylvania. Coupled with budget problems, in our opinion, these issues lead “publicity hounds” to take these concerns to the next level. While we maintain that it is important to acknowledge the budgetary problems that some issuers are having, we stand by our position that it is equally important to recognize the imperative of municipal bond issuers to maintain market access.

Market Commentary

Municipal bonds performed well in the first half of 2011. The 30-Year “AAA”

Municipal Market Data (MMD) yield rallied from 4.68% to 4.35% due to the lack of municipal bond supply in the market. According to Bloomberg, municipal bond new issuances for the first half of 2011 was the lowest since at least 2003, driving prices higher and pushing yields lower. Meanwhile, investor’s demand has increased as default predictions from earlier in the year proved to be more hype than truth.

In our last letter we said we felt there was a silver lining to all of the negative speculation about the market; these very stories which paint a negative picture of municipal bonds could also be a catalyst for making the industry even stronger than it is. Already we’ve seen some municipalities making cuts in nonessential programs, spending and other budgetary issues in order to decrease the likelihood of defaults. New Jersey has begun to make changes to pension plan contributions and public health benefits to result in savings for local governments. Illinois has made correcting the budget deficit a priority and is implementing controls for healthcare costs, reforming unfunded pension liabilities and cutting costs in state operations to improve the overall health of the municipalities.

Fund Summary

The Spirit of America High Yield Tax Free Bond Fund (SOAMX) (the“Fund”)’s objective is to maintain current income that is exempt from federal income tax, including the alternative minimum tax (“AMT”). The emphasis of the Fund is in the High Yield section of the municipal market.

As a High Yield Bond Fund, the mandate allows the Fund to invest in lower rated securities; however, we have kept our focus on investing in bonds in the “Baa3”/“BBB-” range and higher. Our plan is to continue with this relatively conservative approach to

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

investing in the high yield municipal market.

In keeping with this philosophy, the Fund has been able to maintain attractive yields without venturing into the speculative, below investment grade, segment of the high yield municipal market. Currently, as of June 30, 2011, 98.32% of the portfolio is investment grade or above, with 73.46% rated “A” or better. The average rating of holdings in the Fund is A/A2.

One of the Fund’s goals has been to diversify with respect to location and sector. As of June 30, 2011, the Fund consists of 300 different issues varied across 44 states, 2 territories and the District of Columbia. The holdings range throughout 8 sectors, including areas such as healthcare, education, industrial development and public improvement. Also, while it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of our bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where most of our clients reside.

Return Summary

Spirit of America High Yield Tax Free Bond Fund continues to grow at a steady and healthy pace. The Fund saw inflows of $13.9 million, while outflows were $9.4 million in the first half of 2011. Since inception in March of 2008, the Fund has grown to over $96 million in net assets with 3,802 shareholder accounts. The Fund’s Net Asset Value (NAV) went from $9.04 to $9.23 during the year. We expect continued growth in assets under management in the future.

It is clear that municipal bonds will continue to play an integral role for both issuers and investors alike. We feel there is tremendous value in the municipal bond market; however, it is important to know the municipal market. Here at Spirit of America each and every credit goes through vigorous credit analysis, in addition, our trading department is staffed by traders with a wealth of knowledge and experience. Municipal bonds have historically been relatively conservative, enduring investments. After all, much of this country’s infrastructure was built with Municipal Bonds.

We remain cautious in our approach to the municipal market in that each position is carefully analyzed. We now more than ever stand by our philosophy of buying high quality credits in municipalities with strong fundamentals.

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

HIGH YIELD TAX FREE BOND FUND	3

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Ratings are provided by Moody’s Investor Services and Standard & Poor’s. The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

4	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary of Portfolio Holdings

(Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America High Yield Tax Free Bond Fund

June 30, 2011

New York	16.83%	$15,928,988
Puerto Rico	15.37	14,551,511
New Jersey	8.68	8,219,464
California	6.06	5,733,131
Texas	5.23	4,948,918
Florida	5.04	4,769,258
Ohio	5.02	4,751,834
Michigan	3.77	3,567,710
Wisconsin	3.20	3,028,447
Georgia	2.88	2,723,409
Illinois	2.73	2,583,197
Maryland	2.60	2,462,840
Louisiana	2.49	2,357,735
Pennsylvania	2.48	2,347,314
Rhode Island	1.34	1,270,862
Washington	1.32	1,253,680
North Dakota	1.21	1,145,190
Colorado	1.19	1,126,267
Kentucky	1.10	1,040,512
Massachusetts	1.02	968,523
Oregon	0.87	820,399
Arizona	0.86	809,729
Connecticut	0.85	800,930
New Mexico	0.77	731,941
Indiana	0.65	618,971
Alaska	0.62	588,921
North Carolina	0.60	566,053
District of Columbia	0.56	527,180
Missouri	0.50	476,952
West Virginia	0.48	457,315
New Hampshire	0.35	332,747
Iowa	0.33	308,415
South Carolina	0.30	282,476
Kansas	0.26	251,028
Montana	0.26	250,340
Mississippi	0.26	245,360
Nebraska	0.26	243,218
Utah	0.22	206,636
Tennessee	0.21	203,182
Minnesota	0.21	202,340
Maine	0.21	197,958
Alabama	0.20	192,064
Virginia	0.20	189,495
Nevada	0.15	142,324
Virgin Islands	0.11	99,791
South Dakota	0.11	99,673
Hawaii	0.04	37,438
Total Investments	100.00%	$94,661,666

HIGH YIELD TAX FREE BOND FUND	5

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America High Yield Tax Free Bond Fund
	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,049.60	0.90%	$4.57
Hypothetical 5% Return	$1,000.00	$1,020.33	0.90%	$4.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Municipal Bonds 97.94%

Alabama 0.20%
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, (OID), 5.75%, 02/01/19	$100,000	$96,899
Cullman County Health Care Authority, Refunding Revenue Bonds, Series A, Callable 02/01/19 @ 100 (OID), 6.75%, 02/01/29	100,000	95,165
		192,064

Alaska 0.61%
Alaska Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series C, Callable 12/01/18 @ 100, 5.35%, 12/01/39	235,000	236,556
Northern TOB Securitization Corp., Refunding Revenue Bonds, Series A, Callable 06/01/14 @ 100 (OID), 5.00%, 06/01/32	500,000	352,365
		588,921

Arizona 0.84%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Series D, Callable 07/01/19 @ 100 (OID), 5.00%, 07/01/28	100,000	96,993
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	745,000	610,446
State of Arizona, Public Improvements Revenue Bonds, Series A, Callable 01/01/20 @ 100 (AGM), 5.00%, 07/01/28	100,000	102,290
		809,729

California 5.93%
Bay Area Toll Authority, Highway Improvements Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/27	250,000	253,490
California Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 10/01/21 @ 100 (OID), 6.13%, 10/01/30	250,000	265,702
California Health Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 07/01/14 @ 100 (OID), 6.00%, 07/01/34	1,000,000	1,013,310
City of Turlock, Hospital Improvements, Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	205,365
City of Turlock, Hospital Improvements, Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	203,145

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Cloverdale Unified School District, School Improvements, General Obligation Unlimited, Series A, Callable 08/01/21 @ 100, (AGM) (OID), 5.50%, 08/01/38	$250,000	$254,048
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	259,552
County of San Bernardino, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/26	50,000	49,181
Golden State Tobacco Securitization Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/17 @ 100, 5.75%, 06/01/47	30,000	21,957
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100, (XLCA) (OID), 5.00%, 09/01/37	350,000	233,079
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, 5.00%, 11/01/25	250,000	261,545
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100 (OID), 5.25%, 11/01/30	250,000	257,030
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, 6.00%, 04/01/35	500,000	532,700
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100 (OID), 6.00%, 04/01/38	100,000	106,210
State of California, Refunding Bonds, General Obligation Unlimited, Callable 10/01/19 @ 100, 5.00%, 10/01/29	250,000	253,690
State of California, Refunding Notes, General Obligation Unlimited, Callable 06/01/17 @ 100, 5.00%, 06/01/32	500,000	497,410
State of California, Refunding Notes, General Obligation Unlimited, Callable 08/01/18 @ 100 (OID), 5.00%, 08/01/34	500,000	488,605
University of California, University & College Improvements Revenue Bonds, Series A, Callable 05/15/15 @ 101, (BHAC-CR) (MBIA) (OID), 4.50%, 05/15/47	475,000	407,716
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/20	20,000	22,361

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Series A, Callable 08/01/19 @ 100 (OID), 5.25%, 08/01/28	$140,000	$147,035
		5,733,131

Colorado 1.17%
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.25%, 12/01/28	250,000	284,728
Colorado Educational & Cultural Facilities Authority, School Improvements Revenue Bonds, Callable 12/01/18 @ 102, (Moral Obligation) (OID), 7.63%, 12/01/40	250,000	277,522
Colorado Health Facilities Authority, Refunding Revenue Bonds, Series B, Callable 01/01/20 @ 100, 5.25%, 01/01/30	100,000	101,642
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	462,375
		1,126,267

Connecticut 0.83%
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries D-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.38%, 11/15/31	100,000	94,488
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Subseries E-1, Callable 05/15/20 @ 100 (GO OF AUTH), 4.88%, 11/15/46	100,000	91,749
Connecticut State Health & Educational Facility Authority, Refunding Revenue Bonds, Series P, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	102,325
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	250,000	246,775
Connecticut State Health & Educational Facility Authority, University & College Improvements Revenue Bonds, Series O, Callable 07/01/20 @ 100 (OID), 4.75%, 07/01/30	100,000	98,523
State of Connecticut, Refunding Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	112,854
University of Connecticut, University & College Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (GO OF UNIVERSITY), 5.00%, 02/15/28	50,000	54,215
		800,929

HIGH YIELD TAX FREE BOND FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

District of Columbia 0.55%
District of Columbia, Hospital Improvements Revenue Bonds, Subseries 2, Callable 07/15/18 @ 101 (FSA), 5.45%, 07/15/35	$530,000	$527,180

Florida 4.93%
Citizens Property Insurance Corp. Miscellaneous Purposes Revenue Bonds, Series A-1,, 4.75%, 06/01/20	150,000	149,670
City of Jacksonville, Public Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/34	200,000	201,342
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	100,000	99,999
City of Miami, Parking Facility Improvements Revenue Bonds, Series A, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	124,272
City of Miami, Public Improvements Revenue Bonds, Callable 01/01/18 @ 100, (NATL-RE) (OID), 5.00%, 01/01/37	500,000	470,510
City of Miami, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.35%, 10/01/39	500,000	505,265
County of Miami-Dade, Hospital Improvements Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 06/01/39	110,000	110,200
County of Miami-Dade, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100 (OID), 5.25%, 10/01/30	150,000	151,190
County of Miami-Dade, Public Improvements, General Obligation Unlimited, Series B1, Callable 07/01/18 @ 100 (OID), 5.63%, 07/01/38	250,000	264,855
County of Miami-Dade, Recreational Facility Improvements Revenue Bonds, Series C, Callable 10/01/19 @ 100, (Assured Guaranty) (OID), 5.38%, 10/01/28	250,000	260,702
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 08/15/14	100,000	104,919
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.50%, 08/15/24	230,000	229,347
Escambia County Health Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/20 @ 100 (OID), 5.75%, 08/15/29	125,000	120,632

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Florida Gulf Coast University Financing Corp., University & College Improvements Revenue Bonds, Series A, Callable 02/01/21 @ 100, 5.00%, 02/01/28	$100,000	$ 99,662
Florida Gulf Coast University Financing Corp., University & College Improvements Revenue Bonds, Series A, Callable 02/01/21 @ 100 (OID), 5.50%, 02/01/34	100,000	99,229
Florida Higher Educational Facilities Financial Authority, Refunding Revenue Bonds, Callable 04/01/21 @ 100 (OID), 6.00%, 04/01/26	100,000	100,943
Florida Housing Finance Corp., State Single-Family Housing Revenue Bonds, Series 2, Callable 07/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 5.00%, 07/01/39	115,000	112,959
Florida Municipal Loan Council, Water Utility Improvements Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	100,859
Florida Municipal Loan Council, Water Utility Improvements Revenue Bonds, Series D, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	101,398
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements Revenue Bonds, Series A, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	212,290
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	194,315
North Sumter County Utility Dependent District, Water & Utility Improvements Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	389,332
Orange County Health Facilities Authority, Hospital Improvements Revenue Bonds, 5.25%, 10/01/19	100,000	106,738
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Series A, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	46,805
State of Florida, School Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 101 (OID), 5.25%, 07/01/24	380,000	411,825
		4,769,258

Georgia 2.82%
Albany-Dougherty Inner City Authority, University & College Improvements Revenue Bonds, Callable 07/01/20 @ 100 (Assured Guaranty), 5.00%, 07/01/35	250,000	243,190

HIGH YIELD TAX FREE BOND FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Georgia (cont.)
Albany-Dougherty Payroll Development Authority, University & College Improvements Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	$925,000	$ 953,952
City of Atlanta, Refunding Revenue Bonds, Series B, Callable 11/01/19 @ 100, (AGM) (OID), 5.38%, 11/01/39	250,000	253,580
Coffee County Hospital Authority, Refunding Revenue Bonds, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	251,230
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/31	50,000	52,192
Fulton County Development Authority, University & College Improvements Revenue Bonds, Callable 04/01/21 @ 100 (OID), 5.75%, 10/01/41	250,000	253,510
Gainesville & Hall County Hospital Authority, Hospital Improvements Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.38%, 02/15/40	750,000	715,755
		2,723,409

Hawaii 0.04%
Hawaii Pacific Health, Hospital Improvements Revenue Bonds, Series B, Callable 07/01/20 @ 100 (OID), 5.75%, 07/01/40	40,000	37,438

Illinois 2.67%
City of Chicago, Local Multi-Family Housing Revenue Bonds, Callable 08/01/20 @ 100 (Freddie Mac), 4.75%, 02/01/31	250,000	247,478
City of Chicago, Refunding Bonds, General Obligation Unlimited, Series C, Callable 08/01/11 @ 100, (NATL-RE) (FGIC) (OID), 5.50%, 01/01/40	500,000	500,020
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	236,002
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 08/15/19 @ 100 (OID), 7.00%, 08/15/44	260,000	267,080
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	225,815
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/21 @ 100 (OID), 5.88%, 08/15/34	100,000	99,181
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 5.50%, 08/15/24	215,000	213,796

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Illinois Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/20 @ 100 (OID), 6.00%, 08/15/38	$175,000	$ 171,094
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds (OID), 5.13%, 06/01/19	250,000	263,512
Railsplitter Tobacco Settlement Authority, Public Improvements Revenue Bonds, Callable 06/01/21 @ 100 (OID), 6.00%, 06/01/28	250,000	255,410
University of Illinois, University & College Improvements Revenue Bonds, Series A, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	103,809
		2,583,197

Indiana 0.64%
Indiana Finance Authority, Hospital Improvements Revenue Bonds, Callable 11/01/19 @ 100 (OID), 5.25%, 11/01/39	250,000	249,615
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	100,000	101,499
Indiana Finance Authority, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100 (OID), 5.25%, 12/01/38	265,000	267,857
		618,971

Iowa 0.32%
Iowa Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/19 @ 100, (Assured Guaranty) (OID), 5.38%, 08/15/29	300,000	308,415

Kansas 0.26%
Kansas Development Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	251,028

Kentucky 1.08%
Kentucky Economic Development Finance Authority, Recreational Facility Improvements Revenue Bonds, Subseries A-1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	772,117
Kentucky Municipal Power Agency, Electric Light & Power Improvements Revenue Bonds, Series A, Callable 09/01/20 @ 100 (AGM), 5.00%, 09/01/23	250,000	268,395
		1,040,512

HIGH YIELD TAX FREE BOND FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Louisiana 2.44%
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Series A, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/29	$ 250,000	$ 264,943
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,185,000	2,092,793
		2,357,736

Maine 0.21%
Maine State Housing Authority, Local Single-Family Housing Revenue Bonds, Series C, Callable 01/15/19 @ 100, 5.00%, 11/15/29	100,000	101,061
Maine State Housing Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 01/15/20 @ 100, 4.25%, 11/15/27	100,000	96,897
		197,958

Maryland 2.55%
Maryland Community Development Administration, Refunding Revenue Bonds, Series B, Callable 03/01/20 @ 100, 5.13%, 09/01/30	350,000	354,739
Maryland Community Development Administration, State Multi-Family Housing Revenue Bonds, Series B, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	241,330
Maryland Community Development Administration, State Single-Family Housing Revenue Bonds, Series C, Callable 09/01/18 @ 100, 4.55%, 09/01/39	500,000	470,490
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.38%, 06/01/25	500,000	495,390
Maryland Economic Development Corp., Port, Airport & Marina Improvements Revenue Bonds, Series B, Callable 06/01/20 @ 100 (OID), 5.75%, 06/01/35	445,000	434,249
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/20 @ 100 (OID), 4.63%, 05/15/35	60,000	58,265
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	165,000	154,034

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Maryland (cont.)
Montgomery County Housing Opportunites Commission, Local Multi-Family Housing Revenue Bonds, Series B-1, Callable 07/01/20 @ 100, 5.00%, 07/01/31	$250,000	$ 254,343
		2,462,840

Massachusetts 1.00%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.20%, 01/01/27	240,000	241,306
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100 (OID), 5.25%, 01/01/29	115,000	114,999
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, 4.25%, 07/01/18	150,000	149,461
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, Series C, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/30	100,000	89,173
Massachusetts Housing Finance Agency, State Mulit-Family Housing Revenue Bonds, Series A, Callable 06/01/20 @ 100 (FHA), 5.25%, 12/01/35	175,000	178,356
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	98,216
Massachusetts Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series C, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	97,012
		968,523

Michigan 3.69%
Cesar Chavez Academy, Inc., School Improvements, Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	185,000	184,989
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	183,290
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	429,420
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.63%, 11/15/29	100,000	99,935
Michigan State Hospital Finance Authority, Refunding Revenue Bonds, Callable 11/15/19 @ 100 (OID), 5.75%, 11/15/39	250,000	249,980

HIGH YIELD TAX FREE BOND FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/48	$1,610,000	$1,168,474
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	226,052
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/14 @ 100, 6.00%, 08/01/29	250,000	256,522
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Series W, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	266,268
Western Michigan University, University & College Improvements Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/26	500,000	502,780
		3,567,710

Minnesota 0.21%
City of St. Cloud, Refunding Revenue Bonds, Series A, Callable 05/01/15 @ 100 (OID), 5.00%, 05/01/25	200,000	202,340

Mississippi 0.25%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	245,360

Missouri 0.49%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Series A, Callable 10/01/19 @ 100 (OID), 5.88%, 10/01/36	250,000	261,882
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, Series D, Callable 09/01/19 @ 100, (Ginnie Mae) (Fannie Mae), 4.70%, 03/01/35	220,000	215,070
		476,952

Montana 0.26%
Montana Facility Finance Authority, Refunding Revenue Bonds, Series A, Callable 01/01/20 @ 100, 5.00%, 01/01/35	250,000	250,340

Nebraska 0.25%
Nebraska Investment Finance Authority, State Single-Family Housing Revenue Bonds, Series A, Callable 09/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 6.05%, 09/01/41	230,000	243,218

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Nevada 0.15%
City of Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	$ 50,000	$ 47,876
Nevada Housing Division, State Single-Family Housing Revenue Bonds, Series I, Callable 04/01/20 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.40%, 04/01/27	100,000	94,448
		142,324

New Hampshire 0.34%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	220,458
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100 (FHA), 6.25%, 04/01/26	100,000	112,290
		332,748

New Jersey 8.50%
Essex County Improvement Authority, Public Improvements Revenue Bonds, Series B, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	257,428
Hudson County Improvement Authority, Refunding Revenue Bonds (AGM), 5.40%, 10/01/25	150,000	161,121
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/12 @ 100 (OID), 5.50%, 06/15/24	370,000	358,671
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/14 @ 100 (OID), 5.75%, 06/15/29	450,000	429,642
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 08/01/11 @ 100, 5.63%, 06/15/19	1,050,000	1,049,937
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series EE, Callable 03/01/21 @ 100 (OID), 5.25%, 09/01/24	300,000	314,091
New Jersey Economic Development Authority, Refunding Revenue Bonds, Series GG, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	750,000	768,788
New Jersey Economic Development Authority, School Improvements Revenue Bonds, Series CC-2, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	99,088

HIGH YIELD TAX FREE BOND FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100 (OID), 4.50%, 07/01/26	$225,000	$220,432
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 01/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 07/01/29	500,000	510,060
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 07/01/21 @ 100 (OID), 6.00%, 07/01/37	200,000	209,798
New Jersey Health Care Facilities Financing Authority, Hospital Improvements Revenue Bonds, Series A, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	520,000	548,174
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	275,000	273,501
New Jersey Higher Education Assistance Authority, Revenue Bonds, Series 2, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/36	65,000	63,086
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	100,399
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Series 1A, Callable 12/01/19 @100, 5.25%, 12/01/28	250,000	252,355
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing Revenue Bonds, Series CC, Callable 04/01/19 @ 100, 5.00%, 10/01/34	185,000	176,194
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100 (State Appropriation), 5.00%, 06/15/22	100,000	104,869
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.00%, 06/15/26	750,000	754,650
New Jersey Transportation Trust Fund Authority, Transit Improvements Revenue Bonds, Series A, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	170,000	172,494
Newark Housing Authority, Public Improvements Revenue Bonds, Callable 12/01/19 @ 100 (Assured Guaranty) (GO OF CITY), 6.75%, 12/01/38	750,000	847,342

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	$ 800,000	$ 547,344
		8,219,464

New Mexico 0.76%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	444,066
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.00%, 08/01/39	225,000	220,338
Village of Los Ranchos de Albuquerque, Refunding Revenue Bonds, Callable 09/01/20 @ 100 (OID), 4.50%, 09/01/40	75,000	67,537
		731,941

New York 16.48%
Hudson Yards Infrastructure Corp., Transit Improvements Revenue Bonds, Series A, Callable 02/15/17 @ 100, 5.00%, 02/15/47	1,500,000	1,351,080
Long Island Power Authority, Refunding Revenue Bonds, Series A, Callable 04/01/19 @ 100 (OID), 5.75%, 04/01/39	250,000	267,175
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series A, Callable 11/15/12 @ 100, 5.75%, 11/15/32	250,000	252,940
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series D, Callable 11/15/20 @ 100 (OID), 5.25%, 11/15/34	500,000	509,220
Metropolitan Transportation Authority, Refunding Revenue Bonds, Series E, Callable 11/15/12 @ 100, (BHAC-CR) (OID), 5.25%, 11/15/31	500,000	503,025
Monroe County Industrial Development Corp., Hospital Improvements Revenue Bonds, Callable 02/15/21 @ 100 (FHA), 5.75%, 08/15/35	250,000	269,895
New York City Housing Development Corp, Local Multi-Family Housing Revenue Bonds, Series K, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	97,344
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series A, Callable 09/15/19 @ 100 (Fannie Mae), 4.50%, 09/15/25	200,000	201,214
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series C, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	486,075

HIGH YIELD TAX FREE BOND FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series D-1-A, Callable 05/01/20 @ 100, 4.85%, 11/01/35	$ 250,000	$ 245,430
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	96,923
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series F, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	237,157
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series G, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	237,015
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series J-1, 5.00%, 05/01/20	150,000	162,906
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	239,850
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series L-1, Callable 03/16/20 @ 100, 4.95%, 11/01/43	250,000	240,250
New York City Housing Development Corp., Refunding Revenue Bonds, Series J, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	243,960
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 6.50%, 01/01/46	650,000	667,004
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/31	145,000	135,520
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (NATL-RE), 5.00%, 03/01/36	200,000	178,896
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100 (FGIC), 5.00%, 03/01/46	3,000,000	2,603,160
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	81,367

20	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority, Public Improvements Revenue Bonds, Series C, Callable 11/01/20 @ 100 (OID), 5.00%, 11/01/33	$500,000	$521,925
New York City Transitional Finance Authority, School Improvements Revenue Bonds, Series S-3, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	259,945
New York City Trust For Cultural Resources, Refunding Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/39	100,000	99,395
New York Convention Center Development Corp., Recreational Facility Improvements Revenue Bonds, Callable 11/15/15 @ 100 (AMBAC), 5.00%, 11/15/44	250,000	247,978
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	252,947
New York Mortgage Agency, Refunding Revenue Bonds, 5.00%, 04/01/18	50,000	55,489
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	659,457
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	504,380
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/19 @ 100 (OID), 5.50%, 05/01/37	350,000	355,523
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	750,000	705,690
New York State Dormitory Authority, Refunding Revenue Bonds, 5.00%, 08/15/21	100,000	110,877
New York State Dormitory Authority, Refunding Revenue Bonds, Series A, Callable 07/01/20 @ 100, 5.00%, 07/01/26	300,000	304,554
New York State Dormitory Authority, School Improvements Revenue Bonds, Series B, Callable 10/01/20 @ 100, (GO OF DISTS) (AGM), 4.75%, 10/01/40	165,000	156,262
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.25%, 07/01/33	200,000	203,520
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Callable 07/01/19 @ 100, (GO OF INSTN) (OID), 5.13%, 07/01/39	250,000	248,710

HIGH YIELD TAX FREE BOND FUND	21

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100, 5.25%, 07/01/48	$750,000	$ 764,918
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/30	50,000	52,334
New York State Dormitory Authority, University & College Improvements Revenue Bonds, Series A, Callable 07/01/21 @ 100 (OID), 5.25%, 07/01/31	40,000	41,318
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	96,474
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	248,595
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	203,057
New York State Housing Finance Agency, State Multi-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	147,738
New York State Urban Development Corp., Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/20	100,000	117,033
Tobacco Settlement Financing Corp., Housing Revenue Bonds, Series B-1C, Callable 06/01/13 @ 100, 5.50%, 06/01/19	250,000	263,462
		15,928,987

North Carolina 0.59%
Charlotte-Mecklenburg Hospital Authority, Refunding Revenue Bonds, Series A, Callable 01/15/19 @ 100 (OID), 5.25%, 01/15/34	100,000	101,113
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Series B, Callable 01/01/19 @ 100 (OID), 4.50%, 01/01/22	250,000	257,690
North Carolina Turnpike Authority, Highway Improvements Revenue Bonds, Series A, Callable 01/01/19 @ 100, (Assured Guaranty) (OID), 5.75%, 01/01/39	200,000	207,250
		566,053

22	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

North Dakota 1.18%
City of Grand Forks, Hospital Improvements Revenue Bonds, Callable 08/01/11 @ 100 (NATL-RE) (OID), 5.63%, 08/15/27	$1,175,000	$1,145,190

Ohio 4.92%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/30	4,895,000	3,885,504
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 6.00%, 06/01/42	410,000	304,134
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	80,000	63,578
Ohio Higher Educational Facility Commission, Hospital Improvements Revenue Bonds, Series A, Callable 01/15/15 @ 100, 7.00%, 01/15/39	250,000	262,108
Ohio Higher Educational Facility Commission, Refunding Revenue Bonds, Callable 07/01/20 @ 100 (OID), 5.00%, 07/01/44	250,000	236,510
		4,751,834

Oregon 0.85%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.00%, 08/15/21	100,000	109,647
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100 (AGM), 5.50%, 08/15/28	250,000	267,152
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM) (OID), 5.13%, 08/15/40	250,000	249,798
Oregon State Facilities Authority, Refunding Revenue Bonds, Series A, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	193,802
		820,399

Pennsylvania 2.43%
City of Philadelphia, Public Improvements, General Obligation Limited, Series B, Callable 07/15/16 @ 100, (Assured Guaranty) (OID), 7.13%, 07/15/38	750,000	821,430
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/16 @ 100 (OID), 5.88%, 08/01/31	220,000	227,324

HIGH YIELD TAX FREE BOND FUND	23

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Pennsylvania (cont.)
City of Philadelphia, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	$135,000	$ 138,322
Montgomery County Industrial Development Authority, Hospital Improvements Revenue Bonds, Callable 08/01/20 @ 100 (FHA), 5.38%, 08/01/38	500,000	522,415
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/21 @ 100 (OID), 5.25%, 08/15/26	175,000	182,522
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	92,189
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.38%, 04/01/29	250,000	260,252
Philadelphia Municipal Authority, Public Improvements Revenue Bonds, Callable 04/01/19 @ 100 (OID), 6.50%, 04/01/39	100,000	102,860
		2,347,314

Puerto Rico 15.05%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.25%, 07/01/20	350,000	355,593
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	494,820
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100 (CIFG-TCRS), 5.00%, 07/01/29	200,000	195,134
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	248,460
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	238,382
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series E, Callable 07/01/16 @ 100 (OID), 5.63%, 07/01/32	125,000	122,921

24	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 07/01/16 @ 100, 5.00%, 07/01/18	$ 250,000	$ 258,118
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, (NATL-RE), 5.50%, 07/01/19	500,000	534,960
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/33	350,000	368,900
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100 (OID), 6.13%, 07/01/33	100,000	102,256
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	250,000	250,435
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/21 @ 100, (AGM) (OID), 5.38%, 07/01/25	350,000	358,004
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A-4, Callable 01/01/20 @ 101 (AGM), 5.00%, 07/01/31	200,000	191,942
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series B, Callable 07/01/14 @ 100, 5.88%, 07/01/36	100,000	100,582
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/16 @ 100 (AGM), 6.00%, 07/01/36	500,000	524,065
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/19 @ 100 (OID), 6.00%, 07/01/39	1,525,000	1,536,514
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series C, Callable 07/01/21 @ 100 (AGM) (OID), 5.25%, 07/01/26	100,000	101,318
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/44	355,000	352,472
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	500,000	500,560

HIGH YIELD TAX FREE BOND FUND	25

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series RR, Callable 07/01/15 @ 100 (AGM), 5.00%, 07/01/20	$500,000	$521,810
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series XX, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/35	250,000	244,660
Puerto Rico Electric Power Authority, Refunding Revenue Bonds, Series CCC, Callable 07/01/20 @ 100, 5.00%, 07/01/28	250,000	242,210
Puerto Rico Highway & Transportation Authority, Highway Improvements Revenue Bonds, Series D, Callable 07/01/12 @ 100, (AGM) (OID), 5.00%, 07/01/32	250,000	237,833
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series AA-1, Callable 07/01/20 @ 100 (AGM), 4.95%, 07/01/26	200,000	199,370
Puerto Rico Highway & Transportation Authority, Refunding Revenue Bonds, Series H, Callable 07/01/20 @ 100, 5.45%, 07/01/35	100,000	99,206
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	219,120
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	645,000	616,652
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.00%, 07/01/20	20,000	21,949
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	620,000	661,900
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 06/01/14 @ 100 (Commonwealth Guaranteed), 7.00%, 07/01/25	250,000	267,025
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.25%, 07/01/26	380,000	410,696
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series P, Callable 07/01/19 @ 100, (Commonwealth Guaranteed) (OID), 6.75%, 07/01/36	240,000	259,661

26	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Puerto Rico (cont.)
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series Q, Callable 07/01/14 @ 100 (Commonwealth Guaranteed), 6.00%, 07/01/38	$ 100,000	$ 101,003
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.38%, 08/01/20	175,000	180,229
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, 4.88%, 08/01/24	250,000	252,345
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100 (OID), 5.25%, 08/01/30	100,000	100,338
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 02/01/20 @ 100, (AGM) (OID), 5.00%, 08/01/40	250,000	242,903
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series A, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/37	420,000	429,496
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100, 6.00%, 08/01/39	1,500,000	1,559,445
Puerto Rico Sales Tax Financing Corp., Public Improvements Revenue Bonds, Series C, Callable 08/01/20 @ 100 (OID), 5.38%, 08/01/36	850,000	848,224
		14,551,511

Rhode Island 1.32%
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.38%, 10/01/35	215,000	212,257
Rhode Island Housing & Mortgage Finance Corp., State Multi-Family Housing Revenue Bonds, Series 1, Callable 04/01/20 @ 100, 5.88%, 10/01/51	250,000	251,755
Rhode Island Student Loan Authority, Student Loans Revenue Bonds, Series A, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	523,465
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.13%, 12/01/35	250,000	249,470
Rhode Island Turnpike & Bridge Authority, Highway Improvements Revenue Bonds, Series A, Callable 12/01/20 @ 100 (OID), 5.00%, 12/01/39	35,000	33,915
		1,270,862

HIGH YIELD TAX FREE BOND FUND	27

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

South Carolina 0.29%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/14 @ 100 (OID), 5.75%, 08/01/36	$ 250,000	$ 235,768
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100 (OID), 5.75%, 08/01/39	50,000	46,708
		282,476

South Dakota 0.10%
South Dakota Housing Development Authority, State Single-Family Housing Revenue Bonds, Series B, Callable 05/01/19 @ 100, 4.70%, 05/01/27	100,000	99,673

Tennessee 0.21%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements Revenue Bonds, Series A-1, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	203,182

Texas 5.12%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	253,512
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	100,000	113,791
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100 (OID), 4.75%, 10/01/25	175,000	179,183
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100 (OID), 6.00%, 01/01/38	100,000	102,395
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/16 @ 100, 6.13%, 01/01/31	1,250,000	1,281,675
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	555,000	557,675
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/38	100,000	96,485
Schertz-Seguin Local Government Corp., Water Utility Improvements Revenue Bonds, Callable 02/01/19 @ 100, (AGM) (OID), 4.75%, 02/01/41	100,000	96,307

28	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, (Assured Guaranty) (OID), 4.50%, 09/01/19	$ 100,000	$ 103,164
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/14 @ 100, (Assured Guaranty) (OID), 5.38%, 09/01/30	1,000,000	1,013,360
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements Revenue Bonds, Series B, Callable 09/01/19 @ 100, (Assured Guaranty) (OID), 5.13%, 09/01/25	100,000	102,233
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, 5.00%, 12/01/16	50,000	56,794
Tarrant County Health Facilities Development Corp., Hospital Improvements Revenue Bonds, Series A, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	105,033
Texas A&M University, Refunding Revenue Bonds, Series B, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	103,393
Texas State Public Finance Authority Charter School Finance Corp., Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	783,918
		4,948,918

Utah 0.21%
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.25%, 01/01/25	100,000	103,165
Utah Housing Corp., State Single-Family Housing Revenue Bonds, Series A1, Callable 01/01/21 @ 100, 5.75%, 01/01/33	100,000	103,471
		206,636

Virgin Islands 0.10%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Series B, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	99,791

Virginia 0.20%
Virginia Housing Development Authority, State Multi-Family Housing Revenue Bonds, Series E, Callable 04/01/20 @ 100 (GO OF AUTH), 4.50%, 10/01/45	215,000	189,495

HIGH YIELD TAX FREE BOND FUND	29

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Washington 1.30%
Washington Health Care Facilities Authority, Hospital Improvements Revenue Bonds, Callable 10/01/19 @ 100 (OID), 5.63%, 10/01/38	$ 500,000	$ 516,075
Washington Health Care Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	247,695
Washington State Housing Finance Commission, State Single-Family Housing Revenue Bonds, Series 2N, Callable 06/01/19 @ 100, (Ginnie Mae) (Fannie Mae) (Freddie Mac), 4.70%, 06/01/36	500,000	489,910
		1,253,680

West Virginia 0.47%
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, 5.00%, 09/01/19	250,000	259,647
West Virginia Hospital Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	197,668
		457,315

Wisconsin 3.13%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	400,000	419,112
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	90,759
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Series A, Callable 04/15/15 @ 100 (OID), 5.63%, 04/15/33	100,000	98,816
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series A, Callable 08/15/13 @ 100, (OID), 5.13%, 08/15/33	2,115,000	1,866,361
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	452,195

30	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Wisconsin (cont.)
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing Revenue Bonds, Series A, Callable 05/01/20 @ 100, (GO OF AUTH) (OID), 5.63%, 11/01/35	$100,000	$ 101,204
		3,028,447

Total Investments — 97.94% (Cost $93,128,712*)		94,661,666
Cash and Other Assets Net of Liabilities — 2.06%		1,995,896

NET ASSETS — 100.00%		$96,657,562

ACA - Insured by ACA Financial Guaranty Corp.

AGM - Assured Guaranty Municipal.

AMBAC - Insured by AMBAC Indemnity Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

CIFG - Insured by CDC IXIS Financial Guaranty.

FGIC - Insured by Financial Guaranty Insurance Corp.

FHA - Insured by Federal Housing Administration.

FSA - Financial Security Assurance.

GO - General Obligation

MBIA - Insured by MBIA.

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

TCRS - Transferable Custodial Receipts.

XLCA - Insured by XL Capital Assurance.

*	The aggregate cost for federal income tax purposes is $93,128,712, and net unrealized appreciation consists of:

Gross unrealized appreciation	$3,067,670
Gross unrealized depreciation	(1,534,716)
Net unrealized appreciation	$1,532,954

HIGH YIELD TAX FREE BOND FUND	31

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2011 (UNAUDITED)

ASSETS
Investments in securities at value (cost $93,128,712) (Note 1)	$94,661,666
Cash	804,948
Receivable for Fund shares sold	474,428
Dividends and interest receivable	1,543,300
Prepaid expenses	25,908
TOTAL ASSETS	97,510,250

LIABILITIES
Payable for Fund shares redeemed	113,440
Payable for investments purchased	424,626
Payable for investment advisory fees	22,905
Payable for distributions to shareholders	210,171
Payable for distribution fees (Note 3)	11,850
Other accrued expenses	69,696
TOTAL LIABILITIES	852,688
NET ASSETS	$96,657,562
Net assets applicable to 10,475,956 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$96,657,562
Net asset value and redemption price per share ($96,657,562 ÷ 10,475,956 shares)	$9.23
Maximum offering price per share ($9.23 ÷ 0.9525)	$9.69

SOURCE OF NET ASSETS
As of June 30, 2011, net assets consisted of:
Paid-in capital	$96,726,566
Accumulated net realized loss on investments	(1,601,958)
Net unrealized appreciation on investments	1,532,954
NET ASSETS	$96,657,562

See accompanying notes to financial statements.

32	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Interest	$2,925,683
TOTAL INVESTMENT INCOME	2,925,683

EXPENSES
Investment Advisory fees (Note 3)	271,083
Distribution fees (Note 3)	67,771
Accounting and Administration fees	81,305
Auditing fees	8,083
Chief Compliance Officer salary (Note 3)	2,491
Custodian fees	11,628
Directors’ fees	4,580
Insurance expense	13,401
Legal fees	8,876
Printing expense	23,441
Registration fees	9,713
Transfer Agent fees	44,275
Other expenses	1,267
TOTAL EXPENSES	547,914
Fees waived and reimbursed by Adviser (Note 3)	(141,289)
NET EXPENSES	406,625
NET INVESTMENT INCOME	2,519,058

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions	(802,778)
Net change in unrealized appreciation/depreciation of investments	2,773,710
Net realized and unrealized gain on investments	1,970,932
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,489,990

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	33

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS
Net investment income	$ 2,519,058	$ 4,460,385
Net realized (loss) from investment transactions	(802,778)	(59,259)
Net change in unrealized appreciation/depreciation of investments	2,773,710	(3,307,963)
Net increase in net assets resulting from operations	4,489,990	1,093,163

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(2,519,058)	(4,460,385)
Total distributions to shareholders	(2,519,058)	(4,460,385)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	12,406,140	38,416,153
Shares issued from reinvestment of distributions	1,500,522	2,859,028
Shares redeemed	(9,474,101)	(15,582,869)
Increase in net assets derived from capital share transactions (a)	4,432,561	25,692,312
Total increase in net assets	6,403,493	22,325,090

NET ASSETS
Beginning of period	90,254,069	67,928,979
End of period	$96,657,562	$90,254,069

(a) Transactions in capital stock were:
Shares sold	1,376,129	4,036,428
Shares issued from reinvestment of distributions	167,477	302,002
Shares redeemed	(1,055,688)	(1,642,926)
Increase in shares outstanding	487,918	2,695,504

See accompanying notes to financial statements.

34	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Period Ended December 31, 2008*

Net Asset Value, Beginning of Period	$9.04	$9.31	$7.59	$10.00

Income from Investment Operations:
Net investment income	0.25 [1]	0.51 [1]	0.55 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	0.19	(0.27)	1.73	(2.41)
Total from investment operations	0.44	0.24	2.28	(1.94)

Less Distributions:
Distributions from net investment income	(0.25)	(0.51)	(0.56)	(0.47)
Total distributions	(0.25)	(0.51)	(0.56)	(0.47)
Net Asset Value, End of Period	$9.23	$9.04	$9.31	$7.59
Total Return[2]	4.96%[3]	2.44%	30.78%	(20.05%)
Ratios/Supplemental Data
Net assets, end of period (000)	$96,658	$90,254	$67,929	$22,974
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.21%[4]	1.22%	1.41%	1.84%[4]
After expense reimbursement or recapture	0.90%[4]	0.90%	0.90%	0.30%[4]
Ratio of net investment income to average net assets	5.58%[4]	5.32%	6.22%	6.42%[4]
Portfolio turnover	12.24%[3]	8.66%	5.87%	6.63%[3]

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Calculation is not annualized.
[4]	Calculation is annualized.
*	The Fund commenced operations on February 29, 2008.

See accompanying notes to financial statements.

HIGH YIELD TAX FREE BOND FUND	35

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2011 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America High Yield Tax Free Bond Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on February 29, 2008. The Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date
• Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2011 is as follows:

High Yield Tax Free Bond Fund
Valuation Inputs
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs *	94,661,666
Level 3 - Significant Unobservable Inputs	—
Total Market Value of Investments	$94,661,666
* Security Types as defined in the Schedule of Investments

During the six months ended June 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, the Funds do not have any Level 3 securities in their portfolios. To the extent the Funds’ portfolios were ever to be invested in such Level 3 securities, management will evaluate the implications of ASU No. 2011-04 and its impact on the financial statements.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

HIGH YIELD TAX FREE BOND FUND	37

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2011, excluding short-term investments, were $15,344,379 and $11,020,896, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2011 were $271,083.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 0.90% of the average daily net assets of the Fund through April 30, 2011. For the six months ended June 30, 2011, the Adviser reimbursed the Fund $141,289.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2011 was $747,585. Of this balance, $116,140 will expire in 2011, $222,225 will expire in 2012, $267,931 will expire in 2013 and $141,289 will expire in 2014.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.15% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2011, fees paid to the Distributor under the Plan were $67,771.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2011, sales charges received by the Distributor were $551,026. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. Certain redemptions made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus.

Certain Officers and Directors of the Company are “affiliated persons,” as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the

38	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

Company. For the six months ended June 30, 2011, the Fund was allocated $2,491 of the Chief Compliance Officer’s salary.

Note 4 - Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes

The tax character of distributions paid during the year ended December 31, 2010 is as follows:

Tax Basis Distributions
	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2010	$549,814	$3,910,571	$0	$4,460,385

Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2011 will be reported in the December 31, 2011 Annual Report.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $610,766, of which $40,049 and $570,717 are available to reduce future required distributions of net capital gains to shareholders through the years of 2016 and 2017, respectively.

HIGH YIELD TAX FREE BOND FUND	39

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

For the year ended December 31, 2010, the Fund had Deferred Post-October Losses of $186,470.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Other Matters

On May 27, 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against the Distributor, the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). In addition, on June 17, 2011, and June 20, 2011, two class action complaints were filed against the Distributor, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. The Distributor intends to vigorously defend the complaints and expects to be vindicated in court. However, there cannot be any assurance that if FINRA and/or the class action plaintiffs were to ultimately be successful in the pursuit of the claims and if damages and/or other sanctions are assessed against the Distributor, that such sanctions would not materially affect the Distributor’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Management currently expects that any resolution of the action against the Distributor will not have a material adverse impact on the Funds. Neither the Company nor any of the Funds are a party to any of the above listed investigations or actions.

Note 7 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements

40	SPIRIT OF AMERICA

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America High Yield Tax Free Bond Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2011, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America High Yield Tax Free Bond Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2011 Spirit of America             SOAHY-SAR11

REAL ESTATE INCOME AND GROWTH FUND

SEMI-ANNUAL REPORT

June 30, 2011

SPIRIT of AMERICA

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semi-Annual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance for the first half of 2011, and our thoughts on the economy, and the securities markets.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Based upon this analysis, we select investments we believe are positioned to provide the best potential returns. Our portfolio managers utilize their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

Despite the challenges our country continues to face, we see indications that the economy

Sincerely,

David Lerner
President

continued to grow in the first half of 2011. As the economy recovers, we feel there may be opportunities to accumulate stocks at what we believe are attractive valuations.

The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek enduring value in the bricks and mortar of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other properties. Our goal is to maximize total return to shareholders by benefitting from the income generated through the rental of these properties, while also participating in potential long term appreciation of property values.

We appreciate your continued support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Raymond Mathis
Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest, natural disasters and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

REAL ESTATE INCOME AND GROWTH FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

Economic growth slowed in mid-2011, as credit markets were roiled by the European debt crisis. Nonetheless, growth in the U.S. remained positive throughout the first half of the year. Although unemployment remained unacceptably high throughout the first half of 2011, we note that first time jobless claims remain well below peak levels, and private sector employment has enjoyed a multi-month growth. These are both very positive signs for future job growth. Consumer spending continues to rise, recently reaching pre-credit crisis levels, and the recovery in manufacturing activity has remained a bright spot.

While many have called for a double-dip recession, we believe that the economy will continue to expand as we head into the second half of 2011. We think employment gains will accelerate, as will GDP growth. As such, we will continually reposition our investment portfolio to best take advantage of the opportunities we see in the constantly changing economic environment.

Market Summary

For the first half of 2011, the S&P 500 improved 6.01% on a total return basis. Although shares of companies in the Financial Sector generally lagged the broader market following the passage of Dodd-Frank financial overhaul legislation, REITs were immune from additional regulation, and their shares moved higher. In the first half of 2011, the MSCI US REIT Index provided a total return of 10.32%, once again outperforming the S&P 500 by a significant margin.

We believe real estate markets have begun to benefit from increasing availability of credit and improved balance sheets. As a result, we believe publicly traded REITs, with their lower cost of capital, have been and will continue to outperform the private real estate markets over the near term.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), remained diversified across several property types and many geographic areas. Entering into 2011, the fund had increased its exposure to more economically sensitive companies. While this may have been a contrarian view, in light of the slowdown in economic growth and the European debt crisis, we remained committed to our macroeconomic view, and our belief that the aforementioned events were buying opportunities.

Relative to our benchmark index, the Fund was underweight in Office Properties, Self Storage and Single Tenant REITs among others. The fund has also decreased its position in Office REITs, and other property types that we view as relatively defensive. Given the sharp decline in homeownership, the fund was on average overweight in Hotel and Residential REIT shares.

Return Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), had a total return of 9.78% (no load, gross of fees) for the six months ending June 30, 2011 (Source: BNY Mellon). This compares to the 10.32% returned by its benchmark,

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

the MSCI US REIT Index, for the same period.

Over the past one year period the Fund provided a total return of 27.72% including all fees and sales load. As of June 30, 2011, the Fund’s annualized five year return was –2.43%, while the average annual return over the past ten years was 5.77%, (Source: BNY Mellon).

Average Annual Total Returns

For the Periods Ended June 30, 2011

	Class A Shares	Class B Shares

1 Year (with sales charge)	27.72%[a]	28.05%[b]

1 Year (without sales charge)	34.88%	33.80%

5 Years (with sales charge)	(2.43%)[a]	(2.38%)[b]

5 Years (without sales charge)	(1.38%)	(2.08%)

10 Years (with sales charge)	5.77%[a]	5.59%[b]

10 Years (without sales charge)	6.34%	5.59%

Past performance is not indicative of future results.

a	Reflects a 5.25% front-end sales charge.
b	Reflects a contingent deferred sales charge of 5.75%.

Summary of Portfolio Holdings

(Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America

Real Estate Income and Growth Fund

June 30, 2011

Apartments (REITs)	20.30%	$37,653,045

Regional Malls (REITs)	17.03	31,592,740

Hotels (REITs)	15.36	28,501,295

Diversified (REITs)	12.95	24,030,775

Office Space (REITs)	11.00	20,396,400

Health Care (REITs)	7.44	13,808,861

Shopping Centers (REITs)	6.06	11,241,200

Industrial (REITs)	5.76	10,687,274

Manufactured Homes (REITs)	2.31	4,290,650

Storage (REITs)	1.13	2,092,107

Net Lease (REITs)	0.66	1,225,500

Total Investments	100.00%	$185,519,847

REAL ESTATE INCOME AND GROWTH FUND	3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Real Estate Income and Growth Fund
	Beginning			Expenses
	Account Value	Ending Account		Paid During
	1/1/11	Value 6/30/11	Expense Ratio(1)	Period(2)
Actual Fund Return
Class A	$1,000.00	$1,088.50	1.71%	$ 8.85
Class B	$1,000.00	$1,084.70	2.41%	$12.46
Hypothetical 5% Return
Class A	$1,000.00	$1,016.31	1.71%	$ 8.55
Class B	$1,000.00	$1,012.84	2.41%	$12.03

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period (181), multiplied by the number of days in the period, then divided by 365.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS | JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value
Common Stocks 100.50%

Apartments (REITs) 20.48%
Apartment Investment & Management Co., Class A	125,000	$3,191,250
Associated Estates Realty Corp.	200,372	3,256,045
BRE Properties, Inc.	40,000	1,995,200
Camden Property Trust	40,000	2,544,800
Colonial Properties Trust	60,000	1,224,000
Equity Residential	208,000	12,480,000
Essex Property Trust, Inc.	10,000	1,352,900
Home Properties, Inc.	40,000	2,435,200
Mid-America Apartment Communities, Inc.	45,000	3,036,150
UDR, Inc.	250,000	6,137,500
		37,653,045

Diversified (REITs) 13.07%
Coresite Realty Corp.	25,000	410,000
Digital Realty Trust, Inc.	75,000	4,633,500
DuPont Fabros Technology, Inc.	160,000	4,032,000
Lexington Realty Trust	347,458	3,172,291
Vornado Realty Trust	126,454	11,782,984
		24,030,775

Health Care (REITs) 7.51%
HCP, Inc.	190,000	6,971,100
Health Care REIT, Inc.	29,300	1,536,199
Healthcare Realty Trust, Inc.	84,994	1,753,426
National Health Investors, Inc.	50,200	2,230,386

Ventas, Inc.	25,000	1,317,750
		13,808,861

Hotels (REITs) 15.07%
Ashford Hospitality Trust, Inc.	540,000	6,723,000
Chesapeake Lodging Trust	30,000	511,800
DiamondRock Hospitality Co.	123,103	1,320,895
FelCor Lodging Trust, Inc.*	1,400,000	7,462,000
Hersha Hospitality Trust	285,000	1,587,450
Host Hotels & Resorts, Inc.	350,000	5,932,500
LaSalle Hotel Properties	105,000	2,765,700
Strategic Hotels & Resorts, Inc.*	100,000	708,000
Sunstone Hotel Investors, Inc.*	75,000	695,250
		27,706,595

Industrial (REITs) 5.81%
First Industrial Realty Trust, Inc.*	61,284	701,702
First Potomac Realty Trust	30,000	459,300
ProLogis, Inc.	265,800	9,526,272
		10,687,274

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	7

SCHEDULE OF INVESTMENTS (CONT.) JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value

Manufactured Homes (REITs) 2.34%
Sun Communities, Inc.	115,000	$4,290,650

Net Lease (REITs) 0.67%
National Retail Properties, Inc.	50,000	1,225,500

Office Space (REITs) 11.10%
BioMed Realty Trust, Inc.	110,000	2,116,400
Boston Properties, Inc.	85,000	9,023,600
Hudson Pacific Properties, Inc.	20,000	310,600
Mack-Cali Realty Corp.	20,000	658,800
SL Green Relty Corp.	100,000	8,287,000
		20,396,400

Regional Malls (REITs) 17.19%
CBL & Associates Properties, Inc.	125,000	2,266,250
Glimcher Realty Trust	259,002	2,460,519
Macerich Co. (The)	100,000	5,350,000
Pennsylvania Real Estate Investment Trust	26,968	423,398
Simon Property Group, Inc.	126,211	14,669,504
Tanger Factory Outlet Centers, Inc.	50,858	1,361,469
Taubman Centers, Inc.	85,500	5,061,600
		31,592,740

Shopping Centers (REITs) 6.12%
Developers Diversified Realty Corp.	113,000	1,593,300
Equity One, Inc.	30,000	559,200
Federal Realty Investment Trust	25,000	2,129,500
Kimco Realty Corp.	225,000	4,194,000
Regency Centers Corp.	40,000	1,758,800
Weingarten Realty Investors	40,000	1,006,400
		11,241,200

Storage (REITs) 1.14%
Sovran Self Storage, Inc.	51,027	2,092,107
Total Common Stocks (Cost $152,331,277)		184,725,147

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.) JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 0.43%

Hotels (REITs) 0.43%
FelCor Lodging Trust, Inc.*	30,000	$794,700
Total Preferred Stocks (Cost $ 606,705)		794,700

Total Investments — 100.93%
(Cost $152,937,982**)		185,519,847
Cash and Other Assets Net of Liabilities — (0.93)%		(1,701,559)
NET ASSETS — 100.00%		$183,818,288

REITs - Real Estate Investment Trusts
* Non-income producing security.
** Aggregate cost for federal income tax purposes is $154,176,565, and net unrealized appreciation consists of:

Gross unrealized appreciation		$ 47,740,210
Gross unrealized depreciation		(16,396,928)
Net unrealized appreciation		$ 31,343,282

REAL ESTATE INCOME AND GROWTH FUND	7

STATEMENT OF ASSETS AND LIABILITIES | JUNE 30, 2011 (UNAUDITED)

ASSETS
Investments in securities at value (cost $152,937,982) (Note 1)	$185,519,847
Dividends and interest receivable	440,551
Receivable for Fund shares sold	158,872
Prepaid expenses	46,786
TOTAL ASSETS	186,166,056

LIABILITIES
Due to custodian	775,424
Payable for Fund shares redeemed	1,238,743
Payable for investment advisory fees	147,316
Payable for distributions to shareholders	30,165
Payable for distribution fees	46,806
Other accrued expenses	109,314
TOTAL LIABILITIES	2,347,768
NET ASSETS	$183,818,288

Class A Shares
Net assets applicable to 18,721,322 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$181,733,685
Net asset value and redemption price per Class A Share ($181,733,685 ÷ 18,721,322 shares)	$9.71
Maximum offering price per share ($9.71 ÷ 0.9475)	$10.25

Class B Shares
Net assets applicable to 211,649 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$2,084,603
Net asset value and redemption price per Class B Share ($2,084,603 ÷ 211,649 shares)(a)	$9.85

SOURCE OF NET ASSETS
As of June 30, 2011, net assets consisted of: Paid-in capital	$176,594,534
Undistributed net investment income	940,731
Accumulated net realized loss on investments	(26,298,842)
Net unrealized appreciation on investments	32,581,865
NET ASSETS	$183,818,288

(a)	Redemption price varies based on length of time held.

See accompanying notes to financial statements.

8	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $1,750)	$2,955,278
Interest	7
TOTAL INVESTMENT INCOME	2,955,285

EXPENSES
Investment Advisory fees (Note 3)	906,231
Distribution fees - Class A (Note 3)	276,890
Distribution fees - Class B (Note 3)	11,293
Administration and Accounting fees	92,126
Auditing fees	10,166
Chief Compliance Officer salary (Note 3)	5,157
Custodian fees	14,283
Directors’ fees	9,563
Insurance expense	28,763
Legal fees	18,652
Printing expense	35,423
Registration fees	10,154
Transfer Agent fees	188,924
Other expenses	1,854
NET EXPENSES	1,609,479
NET INVESTMENT INCOME	1,345,806

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investment transactions and REITs	(6,715,657)
Net change in unrealized appreciation/depreciation of investments	21,306,700
Net realized and unrealized gain on investments	14,591,043
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,936,849

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	9

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS
Net investment income	$1,345,806	$796,561
Net realized gain (loss) from investment transactions and REITs	(6,715,657)	4,617,409
Net change in unrealized appreciation/depreciation of investments	21,306,700	43,164,205
Net increase in net assets resulting from operations	15,936,849	48,578,175

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income:
Class A	(402,878)	(795,059)
Class B	(2,197)	(1,502)
Total distributions from net investment income	(405,075)	(796,561)
Distributions from realized gains:
Class A	—	(2,281,812)
Class B	—	(20,130)
Total distributions from realized gains	—	(2,301,942)
Total distributions to shareholders	(405,075)	(3,098,503)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold:
Class A	10,360,040	17,601,224
Class B	16,687	47,440
Shares issued from reinvestment of distributions:
Class A	339,354	2,546,757
Class B	1,764	17,442
Shares redeemed:
Class A	(27,766,874)	(38,723,815)
Class B	(430,897)	(1,076,730)
Decrease in net assets derived from capital sharetransactions (a)	(17,479,926)	(19,587,682)
Total increase (decrease) in net assets	(1,948,152)	25,891,990
NET ASSETS
Beginning of period	185,766,440	159,874,450
End of period	$183,818,288	$185,766,440

Undistributed net investment income	$940,730	$—

10	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
(a) Transactions in capital stock were:
Shares sold:
Class A	1,098,682	2,236,317
Class B	1,742	5,868
Shares issued from reinvestment of distributions:
Class A	35,523	300,027
Class B	182	2,033
Shares redeemed:
Class A	(2,936,442)	(4,912,763)
Class B	(45,084)	(134,927)
Decrease in shares outstanding	(1,845,397)	(2,503,445)

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	11

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.	Class A For the Six Months Ended June 30, 2011 (Unaudited)	Class A For the Year Ended December 31, 2010
Net Asset Value, Beginning of Period	$8.94	$6.87
Income from Investment Operations:
Net investment income	0.07 [1]	0.04 [1]
Net realized and unrealized gain (loss) on investments	0.72	2.18
Total from investment operations	0.79	2.22

Less Distributions:
Distributions from net investment income	(0.02)	(0.04)
Distributions from capital gains	—	(0.11)
Distributions from return of capital	—	—
Total distributions	(0.02)	(0.15)
Net Asset Value, End of Period	$9.71	$8.94
Total Return[2]	8.85%[3]	32.41%
Ratios/Supplemental Data
Net assets, end of period (000)	$181,734	$183,450
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.71%[4]	1.75%
After expense reimbursement or recapture	1.71%[4]	1.77%
Ratio of net investment income to average net assets	1.45%[4]	0.47%
Portfolio turnover	2.35%[3]	12.68%

	Class B For the Six Months Ended June 30, 2011 (Unaudited)	Class B For the Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.09	$6.97

Income from Investment Operations:
Net investment income	0.03 [1]	(0.01)[1]
Net realized and unrealized gain (loss) on investments	0.74	2.21
Total from investment operations	0.77	2.20

Less Distributions:
Distributions from net investment income	(0.01)	—
Distributions from capital gains	—	(0.08)
Distributions from return of capital	—	—
Total distributions	(0.01)	(0.08)
Net Asset Value, End of Period	$9.85	$9.09
Total Return[5]	8.47%[3]	31.63%

Ratios/Supplemental Data
Net assets, end of period (000)	$2,085	$2,317
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	2.41%[4]	2.45%
After expense reimbursement or recapture	2.41%[4]	2.47%
Ratio of net investment income to average net assets	0.73%[4]	(0.09)%
Portfolio turnover	2.35%[3]	12.68%

1	Calculated based on the average number of shares outstanding during the period.
2	Calculation does not reflect sales load.
3	Calculation is not annualized.
4	Calculation is annualized.
5	Calculation does not reflect CDSC charges.
*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS (CONT.)

Class A For the Year Ended December 31, 2009	Class A For the Year Ended December 31, 2008	Class A For the Two-Month Period Ended December 31, 2007*	Class A For the Year Ended October 31, 2007	Class A For the Year Ended October 31, 2006
$5.38	$11.31	$14.42	$16.22	$13.47
0.12 [1]	0.32 [1]	0.08	0.32	0.23
1.58	(5.77)	(2.14)	(0.94)	3.16
1.70	(5.45)	(2.06)	(0.62)	3.39
(0.12)	(0.31)	(0.08)	(0.32)	(0.23)
—	(0.09)	(0.95)	(0.86)	(0.41)
(0.09)	(0.08)	(0.02)	—	—
(0.21)	(0.48)	(1.05)	(1.18)	(0.64)
$6.87	$5.38	$11.31	$14.42	$16.22
32.20%	(48.46)%	(14.53)%[3]	(4.09)%	25.86%

$157,212	$111,160	$215,592	$253,674	$237,612

1.99%	1.85%	1.75%[4]	1.68%	1.71%
1.97%	1.85%	1.75%[4]	1.68%	1.71%
2.25%	3.26%	3.82%[4]	2.04%	1.40%
17.74%	80.23%	0.42%[3]	4.20%	3.10%

Class B For the Year Ended December 31, 2009	Class B For the Year Ended December 31, 2008	Class B For the Two-Month Period Ended December 31, 2007*	Class B For the Year Ended October 31, 2007	Class B For the Year Ended October 31, 2006
$5.48	$11.54	$14.68	$16.49	$13.69
0.11 [1]	0.25 [1]	0.06	0.21	0.13
1.56	(5.84)	(2.17)	(0.95)	3.21
1.67	(5.59)	(2.11)	(0.74)	3.34
(0.09)	(0.29)	(0.06)	(0.21)	(0.13)
—	(0.10)	(0.95)	(0.86)	(0.41)
(0.09)	(0.08)	(0.02)	-	-
(0.18)	(0.47)	(1.03)	(1.07)	(0.54)
$6.97	$5.48	$11.54	$14.68	$16.49
31.01%	(48.80)%	(14.64)%[3]	(4.78)%	25.02%

$2,662	$2,991	$7,645	$9,491	$12,248

2.70%	2.54%	2.45%[4]	2.38%	2.41%
2.67%	2.54%	2.45%[4]	2.38%	2.41%
2.09%	2.46%	3.12%[4]	1.34%	0.70%
17.74%	80.23%	0.42%[3]	4.20%	3.10%

See accompanying notes to financial statements.

REAL ESTATE INCOME AND GROWTH FUND	13

NOTES TO FINANCIAL STATEMENTS | JUNE 30,2011 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Real Estate Income and Growth Fund (the “Fund”), a series of the Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

The Fund offers two classes of shares (Class A Shares and Class B Shares). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share of each class of the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of June 30, 2011 is as follows:

Real Estate Income and Growth Fund
Valuation Inputs
Level 1 - Quoted Prices *	$185,519,847
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total Market Value of Investments	$185,519,847
* Industriesas defined in the Schedule of Investments

During the six months ended June 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, the Funds do not have any Level 3 securities in their portfolios. To the extent the Funds’ portfolios were ever to be invested in such Level 3 securities, management will evaluate the implications of ASU No. 2011-04 and its impact on the financial statements.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the

REAL ESTATE INCOME AND GROWTH FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Net Asset Value Per Share: The methodology and procedures for determining NAV are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the NAV of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B Shares are purchased at the net asset value per share.

G. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2011, excluding short-term investments, were $4,514,294 and $18,947,335, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2011, were $906,231.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses for Class A Shares and Class B Shares will not exceed 1.97%, and 2.67%, respectively, of the average daily net assets of each class through April 30, 2012. For the six months ended June 30, 2011, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2011, the Fund did not reimburse the Adviser. There is no balance of recoverable expenses to the Adviser at June 30, 2011.

The Fund has adopted distribution plans for Class A Shares and Class B Shares pursuant to Rule 12b-1 (each a “Plan”). Each Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”), a monthly fee of 1/12 of 0.30% and 1/12 of 1.00% from the average daily net assets of Class A Shares and Class B Shares, respectively, for the Distributor’s services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2011, fees paid to the Distributor under the Plan were $276,890 for Class A Shares and $11,293 for Class B Shares.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2011, sales charges on Class A Shares paid to the Distributor were $502,443. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase on Class A Shares. Certain redemptions of the Fund’s Class B Shares made within seven years of purchase are subject to a CDSC, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2011, CDSC fees on Class B Shares paid to the Distributor were $3,404.

REAL ESTATE INCOME AND GROWTH FUND	17

NOTES TO FINANCIAL STATEMENTS (CONT.) ½ JUNE 30, 2011 (UNAUDITED)

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2011, the Fund was allocated $5,157 of the Chief Compliance Officer’s salary.

Note 4 – Concentration Risk

The Fund invests primarily in real estate related securities. A fund that concentrates its investments is subject to greater risk of loss than a fund that has a more diversified portfolio of investments. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Note 5 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2010 is as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distribution
12/31/2010
Class A	$3,076,871	$0	$0	$0	$3,076,871
Class B	21,632	0	0	0	21,632
	$3,098,503	$0	$0	$0	$3,098,503

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2011 will be reported in the December 31, 2011 Annual Report.

As of December 31, 2010, The Fund had net capital loss carryforwards for federal income tax purposes of $18,344,602, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

For the year ended December 31, 2010, the Fund had no Deferred Post-October Losses.

18	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) ½ JUNE 30, 2011 (UNAUDITED)

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Other Matters

On May 27, 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against the Distributor, the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). In addition, on June 17, 2011, and June 20, 2011, two class action complaints were filed against the Distributor, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. The Distributor intends to vigorously defend the complaints and expects to be vindicated in court. However, there cannot be any assurance that if FINRA and/or the class action plaintiffs were to ultimately be successful in the pursuit of the claims and if damages and/or other sanctions are assessed against the Distributor, that such sanctions would not materially affect the Distributor’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Management currently expects that any resolution of the action against the Distributor will not have a material adverse impact on the Funds. Neither the Company nor any of the Funds are a party to any of the above investigations or actions.

Note 7 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

REAL ESTATE INCOME AND GROWTH FUND	19

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Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Real Estate Income and Growth Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2011, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Real Estate Income and Growth Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2011 Spirit of America             SOARE-SAR11

SPIRIT of AMERICA

LARGE CAP VALUE FUND

SEMI-ANNUAL REPORT

June 30, 2011

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

A short while into summer, we welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Large Cap Value Fund along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamental qualities.

Despite challenges that the financial industry as a whole faces in the current market environment, we see an opportunity emerging to accumulate what we believe are quality stocks. We believe that investing in sound companies with reasonable share prices will help enhance the long-term returns of the Fund.

The Spirit of America Large Cap Value Fund currently has a Morningstar rating of 3 out of 5-stars. We are committed to our investment philosophy.

We appreciate your continued support and look forward to your future investment in the Spirit of America Large Cap Value Fund.

Sincerely,

David Lerner	Alpana Sen
President	Portfolio Manager

Any investment in equity securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

The Spirit of America Large Cap Value Fund is evaluated in the Large Blend category by Morningstar which is comprised of 1,675 funds. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) Morningstar Rating metrics. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on how a fund ranks on a Morningstar Risk-Adjusted Return measure against other funds in the same category. This measure takes into account variations in a fund’s monthly performance after adjusting for sales loads (except for load-waived A shares) redemption fees, and the risk-free rate, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 5.25% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

LARGE CAP VALUE FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

Economic growth slowed in mid-2011, as credit markets were roiled by the European debt crisis. Nonetheless, growth in the U.S. remained positive throughout the first half of the year. Although unemployment remained unacceptably high throughout the first half of 2011, we note that first time jobless claims remain well below peak levels, and private sector employment has enjoyed a multi-month growth. These are both very positive signs for future job growth. Consumer spending continues to rise, recently reaching pre-credit crisis levels, and the recovery in manufacturing activity has remained a bright spot. While many have called for a double-dip recession, we believe that the economy will continue to expand as we head into the second half of 2011. We think employment gains will accelerate, as will GDP growth. As such, we will continually reposition our investment portfolio to best take advantage of the opportunities we see in the constantly changing economic environment.

Market Summary

Wow, what a first half! There was revolution and civil war throughout North Africa and the Middle East. Totalitarian governments are falling like dominoes; Libya, Tunisia and Egypt to name a few. An axis shifting earthquake led to a devastating tsunami and a nuclear catastrophe leaving a once vibrant country in shambles. Chronic financial woes are fracturing the European Union.

Despite the various global crises, corporate profits remain strong. The Wall Street Journal posted the following story: “Profits Thrive in Weak Recovery.” The article notes that, despite the weak economy, U.S. companies are poised to report strong earnings for the second quarter. Cash levels in corporate America increased to their highest levels – almost $2 trillion for the nonfinancial companies. Stock buy-backs are at their highest levels in history. In addition, some stocks are trading at historically cheap levels. For example, Intel’s price to earnings ratio is approximately 8 times forward earnings. Microsoft is approximately 10 times forward earnings.

The economy is showing some signs of life. For example, the ISM Manufacturing Index for June came in at 55.3 up from May which was 53.5. In addition, the index of U.S. leading indicators rose in June, confirming the Federal Reserve’s forecast that the economy will pick up in the second half of the year.1

Fund Summary

The Fund remained diversified within the 10 main sectors of the S&P 500 Index. Our greatest performance came from the industrial sector – in which we have an overweight position. The second largest contributor to the Fund’s return came from the consumer staples sector followed by the energy sector.

We remain true to our principles in that there is nothing fancy about our strategy. We have continued to screen holdings on the premise that investing in companies with strong fundamentals produces the greatest value in the long run. The Fund continues to invest in companies which we believe to have solid financial statements,

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

growing earnings and those that are market leaders in their industries.

1 U.S. Economy: Leading Index Signals Continued Expansion by Jillian Berman and Bob Willis., July 21, 2011.

Return Summary

The Spirit of America Large Cap Value Fund, SOAVX (the “Fund”), had a total return of -0.96% year-to-date ended June 30, 2011. The five year return as of June 30, 2011 was 1.73%. The Fund returned 4.48% since its inception in August of 2002.

Past performance is not indicative of future results. The results above take the maximum front end sales charge of 5.25% and expense ratio of 1.97% into account.

Summary of Portfolio Holdings (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Large Cap Value Fund

June 30, 2011

Information Technology	17.56%	$10,446,523

Financials	16.58	9,866,952

Industrials	12.55	7,464,986

Consumer Staples	11.13	6,621,724

Health Care	10.75	6,395,710

Energy	10.45	6,214,765

Consumer Discretionary	9.80	5,832,255

Materials	4.41	2,624,192

Telecommunication Services	4.40	2,619,167

Utilities	2.37	1,407,736
Total Investments	100.00%	$59,494,010

LARGE CAP VALUE FUND	3

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Large Cap Value Fund

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,045.20	1.97%	$9.99
Hypothetical 5% Return	$1,000.00	$1,015.03	1.97%	$9.84

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

4	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS | JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value

Common Stocks 95.88%

Consumer Discretionary 9.46%

Cablevision Systems Corp., Class A	8,700	$315,027
DIRECTV, Class A*	6,880	349,641
Ford Motor, Co.*	33,700	464,723
General Motors Co.*	6,100	185,196
Home Depot, Inc. (The)	23,704	858,559
McDonald’s Corp.	10,380	875,242
NIKE, Inc., Class B	10,700	962,786
Phillips-Van Heusen Corp.	8,000	523,760
Time Warner, Inc.	6,100	221,857
Walt Disney Co. (The)	24,100	940,864
Wyndham Worldwide Corp.	4,000	134,600

		5,832,255

Consumer Staples 10.74%

Altria Group, Inc.	38,200	1,008,862
Archer-Daniels-Midland Co.	5,000	150,750
Coca-Cola Co. (The)	1,500	100,935
Estee Lauder Cos., Inc. (The), Class A	10,000	1,051,900
Hershey Co. (The)	3,500	198,975
Kimberly-Clark Corp.	3,200	212,992
Kraft Foods, Inc., Class A	16,500	581,295
Mead Johnson Nutrition Co.	1,500	101,325
PepsiCo, Inc.	14,750	1,038,843
Philip Morris International, Inc.	18,049	1,205,132
Procter & Gamble Co. (The)	9,900	629,343
Wal-Mart Stores, Inc.	6,424	341,372

		6,621,724

Energy 10.08%

Apache Corp.	4,500	555,255
Chevron Corp.	5,000	514,200
ConocoPhillips	13,700	1,030,103
Devon Energy Corp.	3,850	303,418
El Paso Corp.	39,600	799,920
Exxon Mobil Corp.	16,050	1,306,149
Helmerich & Payne, Inc.	7,000	462,840
Schlumberger, Ltd.	12,575	1,086,480
Suncor Energy, Inc.	4,000	156,400

		6,214,765

Financials 15.76%

Aflac, Inc.	2,738	127,810
American Express Co.	10,000	517,000
Bank of America Corp.	58,920	645,763
Citigroup, Inc.	15,290	636,676
Equity Residential REIT	11,500	690,000
Goldman Sachs Group, Inc. (The)	4,615	614,210
Hartford Financial Services Group, Inc.	7,500	197,775

See accompanying notes to financial statements. LARGE CAP VALUE FUND	5

SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value

Financials (cont.)

JPMorgan Chase & Co.	29,427	$1,204,741
Kimco Realty Corp. REIT	11,890	221,630
MetLife, Inc.	13,475	591,148
Principal Financial Group, Inc.	7,000	212,940
ProLogis, Inc. REIT	7,588	271,954
Royal Bank of Canada	4,200	239,526
Simon Property Group, Inc. REIT	8,659	1,006,436
Starwood Property Trust, Inc. REIT	50,000	1,025,500
Vornado Realty Trust REIT	7,300	680,214
Wells Fargo & Co.	29,686	832,989

		9,716,312

Health Care 10.38%

Allergan, Inc.	2,580	214,785
Bristol-Myers Squibb Co.	10,000	289,600
Covidien PLC	9,500	505,685
Express Scripts, Inc.*	12,200	658,556
Johnson & Johnson	12,710	845,469
McKesson Corp.	6,000	501,900
Medco Health Solutions, Inc.*	7,564	427,517
Merck & Co., Inc.	17,600	621,104
Pfizer, Inc.	28,300	582,980
UnitedHealth Group, Inc.	18,000	928,440
Watson Pharmaceuticals, Inc.*	7,250	498,292
WellPoint, Inc.	4,080	321,382

		6,395,710

Industrials 12.11%

3M Co.	9,350	886,848
Boeing Co.	12,530	926,343
Caterpillar, Inc.	12,200	1,298,812
CSX Corp.	42,750	1,120,905
Dover Corp.	10,898	738,884
General Electric Co.	60,381	1,138,786
Raytheon Co.	7,500	373,875
Tyco International, Ltd.	7,700	380,611
United Parcel Service, Inc., Class B	8,226	599,922

		7,464,986

Information Technology 16.95%

Adobe Systems, Inc.*	4,200	132,090
Akamai Technologies, Inc.*	1,500	47,205
Apple, Inc.*	5,250	1,762,267
Cisco Systems, Inc.	28,500	444,885
Cognizant Technology Solutions Corp., Class A*	6,250	458,375
EMC Corp.*	42,800	1,179,140
Hewlett-Packard Co.	16,100	586,040
Intel Corp.	30,500	675,880
International Business Machines Corp.	9,358	1,605,365

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)

Mentor Graphics Corp.*	11,000	$140,910
Microsoft Corp.	25,550	664,300
NetApp, Inc.*	12,900	680,862
Oracle Corp.	30,800	1,013,628
QUALCOMM, Inc.	1,000	56,790
Texas Instruments, Inc.	21,825	716,515
Visa, Inc., Class A	3,350	282,271

		10,446,523

Materials 4.26%

Dow Chemical Co. (The)	8,650	311,400
Du Pont (E.I.) de Nemours & Co.	13,500	729,675
Eastman Chemical Co.	1,000	102,070
Freeport-McMoRan Copper & Gold, Inc.	9,600	507,840
Newmont Mining Corp.	8,000	431,760
Nucor Corp.	4,050	166,941
Packaging Corp. of America	13,380	374,506

		2,624,192

Telecommunication Services 3.85%

AT&T, Inc.	31,350	984,704
CenturyLink, Inc.	9,000	363,870
Verizon Communications, Inc.	24,940	928,516
Windstream Corp.	7,500	97,200

		2,374,290

Utilities 2.29%

Consolidated Edison, Inc.	14,900	793,276
Wisconsin Energy Corp.	19,600	614,460

		1,407,736
Total Common Stocks (Cost 47,107,804)		59,098,493

Preferred Stocks 0.64%

Financials 0.24%

Goldman Sachs Group, Inc. (The)	2,000	49,880
Vornado Realty Trust	4,000	100,760

		150,640

LARGE CAP VALUE FUND	7

SCHEDULE OF INVESTMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

	Shares	Market Value

Telecommunication Services 0.40%

Telephone & Data Systems, Inc.	4,000	$101,040
United States Cellular Corp.	5,742	143,837

		244,877
Total Preferred Stocks (Cost 391,916)		395,517

Total Investments — 96.52% (Cost $47,499,720**)		59,494,010
Cash and Other Assets Net of Liabilities — 3.48%		2,145,307

NET ASSETS — 100.00%		$61,639,317

REIT-Real Estate Investment Trust

*	Non-income producing security.

**Aggregate	cost for federal income tax purposes is $47,748,795, and net unrealized appreciation consists of:

Gross unrealized appreciation	$13,288,981
Gross unrealized depreciation	(1,543,767)

Net unrealized appreciation	$11,745,214

8	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES | JUNE 30, 2011 (UNAUDITED)

ASSETS

Investments in securities at value (cost $47,499,720) (Note 1)	$59,494,010
Cash	2,287,753
Dividends and interest receivable	101,754
Receivable for Fund shares sold	132,585
Receivable for investments sold	249,704
Prepaid expenses	18,512

TOTAL ASSETS	62,284,318

LIABILITIES

Payable for investments purchased	151,083
Payable for Fund shares redeemed	374,565
Payable for investment advisory fees	52,182
Payable for distribution fees (Note 3)	14,965
Other accrued expenses	52,206

TOTAL LIABILITIES	645,001

NET ASSETS	$61,639,317

Net assets applicable to 4,599,806 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$61,639,317

Net asset value and redemption price per share ($61,639,317 ÷ 4,599,806 shares)	$13.40

Maximum offering price per share ($13.40 ÷ 0.9475)	$14.14

SOURCE OF NET ASSETS

As of June 30, 2011, net assets consisted of:
Paid-in capital	$55,743,304
Undistributed net investment income	21,827
Accumulated net realized loss on investments	(6,120,104)
Net unrealized appreciation on investments	11,994,290

NET ASSETS	$61,639,317

See accompanying notes to financial statements. LARGE CAP VALUE FUND	9

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)
INVESTMENT INCOME

Dividends (net of foreign taxes withheld of $1,021)	$ 620,176
Interest	444

TOTAL INVESTMENT INCOME	620,620

EXPENSES

Investment Advisory fees (Note 3)	294,837
Distribution fees (Note 3)	91,187
Accounting and Administration fees	49,360
Auditing fees	8,083
Chief Compliance Officer salary (Note 3)	1,677
Custodian fees	6,963
Directors’ fees	3,095
Insurance expense	9,376
Legal fees	6,033
Printing expense	18,047
Registration fees	5,839
Transfer Agent fees	67,441
Other expenses	1,221

TOTAL EXPENSES	563,159
Fees waived and recaptured by Adviser (Note 3)	35,634

NET EXPENSES	598,793

NET INVESTMENT INCOME	21,827

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investment transactions	655,545
Net change in unrealized appreciation/depreciation of investments	1,946,462

Net realized and unrealized gain on investments	2,602,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,623,834

See accompanying notes to financial statements.

10	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010
OPERATIONS

Net investment income (loss)	$21,827	$(18,983)
Net realized gain (loss) from investment transactions	655,545	(856,180)
Net change in unrealized appreciation/depreciation of investments	1,946,462	6,603,906

Net increase in net assets resulting from operations	2,623,834	5,728,743

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income	—	(40,631)

Total distributions to shareholders	—	(40,631)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)

Shares sold	7,110,637	8,466,935
Shares issued from reinvestment of distributions	—	38,804
Shares redeemed	(6,456,012)	(11,210,258)

Increase (decrease) in net assets derived from capital share transactions (a)	654,625	(2,704,519)

Total increase (decrease) in net assets	3,278,459	2,983,593

NET ASSETS

Beginning of period	58,360,858	55,377,265

End of period	$61,639,317	$58,360,858
Undistributed net investment income	$21,827	$—

(a) Transactions in capital stock were:

Shares sold	532,815	721,889
Shares issued from reinvestment of distributions	—	3,682
Shares redeemed	(485,019)	(967,172)

Increase (decrease) in shares outstanding	47,796	(241,601)

See accompanying notes to financial statements. LARGE CAP VALUE FUND	11

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

For the Six Months Ended 06/30/11 (Unaudited)			For the Year Ended 12/31/10	For the Year Ended 12/31/09	For the Year Ended 12/31/08	For the Two-Month Period Ended 12/31/07*	For the Year Ended 10/31/07	For the Year Ended 10/31/06
Net Asset Value, Beginning of Period	$12.82		$11.55	$9.83	$14.29	$15.52	$14.23	$12.69

Income from Investment Operations:

Net investment income	0.00	[1],[2]	0.00 [1,2]	0.07 [1]	0.07 [1]	0.01	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.58		1.28	1.72	(4.46)	(0.35)	1.84	1.67

Total from investment operations	0.58		1.28	1.79	(4.39)	(0.34)	1.87	1.71

Less Distributions:

Distributions from net investment income	0.00		(0.01)	(0.07)	(0.07)	(0.01)	(0.03)	(0.04)
Distributions from capital gains	(0.00)		(0.00)	(0.00)	(0.00)[2]	(0.88)	(0.55)	(0.13)

Total distributions	0.00		(0.01)	(0.07)	(0.07)	(0.89)	(0.58)	(0.17)

Net Asset Value, End of Period	$13.40		$12.82	$11.55	$9.83	$14.29	$15.52	$14.23
Total Return[3]	4.52%[4]		11.09%	18.32%	(30.81%)	(2.30%)[4]	13.56%	13.52%

Ratios/Supplemental Data

Net assets, end of period (000)	$61,639		$58,361	$55,377	$44,416	$66,112	$66,487	$46,189
Ratio of expenses to average net assets:
Before expense waiver, reimbursement or recapture	1.85%[5]		1.91%	2.06%	2.03%	1.95%[5]	1.93%	2.07%
After expense waiver, reimbursement or recapture	1.97%[5]		1.97%	1.97%	1.97%	1.97%[5]	1.97%	1.97%
Ratio of net investment income to average net assets	0.07%[5]		(0.03)%	0.70%	0.56%	0.21%[5]	0.23%	0.26%
Portfolio turnover	13.71%[4]		44.50%	50.57%	44.76%	—	22.14%	14.37%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Calculation does not reflect sales load.
[4]	Calculation is not annualized.
[5]	Calculation is annualized.
*	The Fund’s fiscal year-end changed from October 31 to December 31, effective December 31, 2007.

See accompanying notes to financial statements.

12	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS | JUNE 30, 2011 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Large Cap Value Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15,1997. The Fund commenced operations on August 1, 2002. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market. The Fund offers one class of shares.

The Fund changed its fiscal year-end from October 31 to December 31, effective beginning with the period ended December 31, 2007.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

• Level 2–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

• Level 3–	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LARGE CAP VALUE FUND	13

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2011 is as follows:

Large Cap Value Fund

Valuation Inputs
Level 1—Quoted Prices *	$59,494,010
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total Market Value of Investments	$59,494,010

*	Industries as defined in the Schedule of Investments

During the six months ended June 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, the Funds do not have any Level 3 securities in their portfolios. To the extent the Fund’s portfolios were ever to be invested in such Level 3 securities, management will evaluate the implications of ASU No. 2011-04 and its impact on the financial statements.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Option Contracts: The Fund may purchase and write call options to increase or decrease its exposure to underlying securities equity risk. An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that

14	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

E. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be paid quarterly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares. A portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital, long-term capital gain or short-term capital gain. The Fund has made certain investments in real estate investment trusts (“REITs”) which pay distributions to their shareholders based upon available funds from operations. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Fund intends to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may

LARGE CAP VALUE FUND	15

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

be re-characterized. The final determination of the amount of the Fund’s return of capital distribution for the period will be made after the end of each calendar year.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2011, excluding short-term investments, were $8,613,912 and $8,198,879, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.97% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2011 were $294,837.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.97% of the average daily net assets of the Fund through April 30, 2011. For the six months ended June 30, 2011, there were no advisory fees reimbursed to the Fund.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. For the six months ended June 30, 2011, the Fund reimbursed the Adviser $35,634 of expenses previously waived. The balance of recoverable expenses to the Adviser as of June 30, 2011 was $8,209, which will expire in 2012.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.30% of the Funds average daily net assets for the Distributions services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2011, fees paid to the Distributor under the Plan were $91,187.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2011, sales charges received by the Distributor were $346,846. A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended June 30, 2011, the Fund was allocated $1,677 of the Chief Compliance Officer’s salary.

16	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

Note 4 – Federal Income Taxes

The tax character of distributions paid for the year ended December 31, 2010 is as follows:

Taxable Distributions

	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions

12/31/2010	$40,631	$0	$40,631

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2011 will be reported in the December 31, 2011 Annual Report.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $6,505,579, which $2,591,937, $3,065,485 and $848,157 are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017, and 2018, respectively.

At December 31, 2010, the Fund had Deferred Post-October Losses of $20,995.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5 – Other Matters

On May 27, 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against the Distributor, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). In addition, on June 17, 2011, and June 20, 2011, two class action complaints were filed against the Distributor, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. The Distributor intends to vigorously defend the complaints and expects to be vindicated in court. However, there cannot be any assurance that if FINRA and/or the class action plaintiffs were to ultimately be successful in the pursuit of the claims and if damages and/or other sanctions are assessed against the Distributor, that such sanctions would not materially affect the Distributor’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Management currently expects that any resolution of the action against the Distributor will not have a material adverse impact on the Funds. Neither the Company nor any of the Funds are a party to any of the above listed investigations or actions.

LARGE CAP VALUE FUND	17

NOTES TO FINANCIAL STATEMENTS (CONT.) | JUNE 30, 2011 (UNAUDITED)

Note 6 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

18	SPIRIT OF AMERICA

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Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Large Cap Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2011, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Custodian

PFPC Trust Company

8800 Tinicum Boulevard, 4th floor

Philadelphia, PA 19153

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Large Cap Value Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2011 Spirit of America             SOALC-SAR11

SPIRIT of AMERICA

INCOME FUND

SEMI-ANNUAL REPORT

June 30, 2011

MESSAGE TO OUR SHAREHOLDERS

Dear Shareholder,

We are pleased to send you the 2011 Semi-Annual Report for the Spirit of America Income Fund (the “Fund”). The Fund began operations on December 31, 2008.

As the first half of the year comes to a close, our excitement continues in managing this relatively new fund. As anticipated, the Spirit of America Income Fund has met and exceeded our goals and continues to do so as it is designed to deliver attractive returns to our investors. The first half of 2011 has shown strong and steady growth for the Fund and we look forward to continued inflows and further development in structure and diversification going forward.

We firmly maintain our philosophy that striving for the optimal balance between yield and risk will position us to achieve long term success. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction has never been stronger. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals for the upcoming year.

We are proud of the increasing number of investors in the Fund since its inception 2  1/2 years ago. Your support is sincerely appreciated and we look forward to your continued investment in the Spirit of America Income Fund.

Sincerely,

David Lerner	William Mason
President	Portfolio Manager

Any investment in debt securities is subject to risk and market values may fluctuate with economic conditions, interest rates, civil unrest and other factors, which will affect its market value. As with any mutual fund, an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Prospective investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing. The maximum sales charge on share purchases is 4.75% of the offering price. The Fund’s prospectus contains this and other information about the Fund and may be obtained through your broker or by calling 1-800-452-4892. The prospectus should be read carefully before investing.

INCOME FUND	1

MANAGEMENT DISCUSSION (UNAUDITED)

Economic Summary

Wow, what a first half! There was revolution and civil war throughout North Africa and the Middle East. Totalitarian governments are falling like dominoes; Libya, Tunisia and Egypt to name a few. An axis shifting earthquake led to a devastating tsunami and a nuclear catastrophe leaving a once vibrant country in shambles. Chronic financial woes are fracturing the European Union

The world always seems to deliver a constant reminder of the tumultuous society in which we live. Every day is fraught with unexpected news. At the end of 2010, there was also some negative press regarding the municipal bond market. In our last Letter to Shareholders, we addressed concerns over payment problems in Vallejo, California, Jefferson County, Alabama and Harrisburg, Pennsylvania. Coupled with budget problems, in our opinion, these issues lead “publicity hounds” to take these concerns to the next level. While we maintain that it is important to acknowledge the budgetary problems that some issuers are having, we stand by our position that it is equally important to recognize the imperative of municipal bond issuers to maintain market access.

Market Commentary

In our last letter we said we felt there was a silver lining to all of the negative speculation about the market; these very stories which paint a negative picture of municipal bonds could also be a catalyst for making the industry even stronger than it is. Already we’ve seen some municipalities making cuts in nonessential programs, spending and other budgetary issues in order to decrease the likelihood of defaults. New Jersey has begun to make changes to pension plan contributions and public health benefits to result in savings for local governments. Illinois has made correcting the budget deficit a priority and is implementing controls for healthcare costs, reforming unfunded pension liabilities and cutting costs in state operations to improve the overall health of the municipalities.

The Build America Bond Program (BAB) which ended in 2010 proved to be an excellent choice for us. We are so pleased in our decision to purchase these bonds at the start of the program, as we have positions in a diverse variety of these credits that are now becoming less available in the market. As spreads on taxable municipal bonds narrowed, we sought out value in other income producing sectors such as corporate bonds and preferred stocks. As of June 30, 2011, our position in corporate bonds grew to 5.60% and our position in preferred stock was 9.69%. Additionally, we have seen some value in the intermediate range of the maturity spectrum. Over the past several months, we have made some attractive purchases in bonds with maturities of 2030 and shorter.

Fund Summary

The Spirit of America Income Fund (SOAIX) (the “Fund”) is the newest of the Spirit of America Family of Funds. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on investing in a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, and collateralized mortgage obligations.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on

2	SPIRIT OF AMERICA

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

experience. When we began the Fund, we felt the environment was favorable to start an income fund; our results have validated that belief.

At the end of the second quarter of 2011, the Fund had nearly 80% of its assets in taxable municipal bonds. We remain cautious in our approach to the municipal market in that each position is carefully analyzed. Here at Spirit of America each and every credit goes through vigorous credit analysis, in addition, our trading department is staffed by traders with a wealth of knowledge and experience.

Return Summary

The Fund continues to grow at a steady and healthy pace. In fact, during the second quarter the Fund reached over $111 million dollars. Thanks to the continued growing number of investors we have been able to reach this milestone. Despite some negative sentiment about the municipal market, our Fund has performed well. The Net Asset Value rose to over $11 per share. Our expectations are for continued growth in assets under management.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk. We now more than ever stand by our philosophy of buying high quality credits in municipalities with strong fundamentals.

As of June 30, 2011, approximately 99.73% of the Spirit of America Income Fund was investment grade. Municipal bonds have historically been relatively conservative, enduring investments. After all, much of this country’s infrastructure was built with municipal bonds.

Ratings are provided by Moody’s Investor Services and Standard & Poor’s. The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

INCOME FUND	3

MANAGEMENT DISCUSSION (CONT.) (UNAUDITED)

Summary of Portfolio Holdings

The Securities and Exchange Commission (“SEC”) has adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Spirit of America Income Fund

June 30, 2011
Municipal Bonds	82.97%	$88,939,000
Preferred Stocks	10.09	10,814,792
Corporate Bonds	5.84	6,258,645
Collateralized Mortgage Obligations	1.10	1,174,452
Total Investments	100.00%	$107,186,889

4	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE PERIOD JANUARY 1, 2011 TO JUNE 30, 2011

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Spirit of America Income Fund
	Beginning Account Value 1/1/11	Ending Account Value 06/30/11	Expense Ratio(1)	Expenses Paid During Period(2)
Actual Fund Return	$1,000.00	$1,070.20	1.10%	$5.65
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

(1)	Annualized, based on the Fund’s most recent half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.

INCOME FUND	5

SCHEDULE OF INVESTMENTS	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Collateralized Mortgage Obligations 1.05%
Banc of America Mortgage Securities, Inc., 5.50%, 08/25/33	$200,000	$199,539
Citicorp Mortgage Securities, Inc., 5.00%, 02/25/35	329,000	312,950
Citicorp Mortgage Securities, Inc., 6.00%, 04/25/36	100,000	98,982
Countrywide Home Loan Mortgage Pass Through Trust, A27, 5.50%, 10/25/35	111,000	90,523
Countrywide Home Loan Mortgage Pass Through Trust, A7, 5.50%, 10/25/35	120,000	97,862
Mastr Asset Securitization Trust, 5.50%, 10/25/33	159,000	163,625
Wamu Mortgage Pass Through Certificates, A11, 5.50%, 11/25/33	111,000	114,750
Wamu Mortgage Pass Through Certificates, A2, 5.50%, 11/25/33	94,000	96,221
Total Collateralized Mortgage Obligations (Cost $ 842,024)		1,174,452
Municipal Bonds 79.66%

Arizona 1.22%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	250,000	246,925
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,117,138
		1,364,063

California 5.25%
Alhambra Unified School District, School Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	496,294
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, Series S1, 6.92%, 04/01/40	250,000	272,590
City of Fresno, Water Utility Improvements, Build America Revenue Bonds, Series A2 (OID), 6.75%, 06/01/40	150,000	152,522
City of Stockton, Refunding Revenue Bonds, Series B, Callable 09/01/17 @ 100 (AGM), 5.80%, 09/01/37	30,000	26,095
City of Tulare, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100 (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,058,630
County of San Bernardino, Refunding Revenue Bonds (AGM), 6.02%, 08/01/23	195,000	198,120
Los Angeles Department of Water & Power, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	526,025
Napa Valley Unified School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, 6.51%, 08/01/43	500,000	510,400

See accompanying notes to financial statements.

6	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
Oakland Redevelopment Agency, Economic Improvements Tax Allocation Bonds, Series T, (OID), 8.50%, 09/01/20	$500,000	$541,170
Peralta Community College District, Refunding Revenue Bonds, 6.42%, 11/01/15	200,000	212,376
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,173,100
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	585,865
State of California, Recreational Facility Improvements Build America Bonds, General Obligation Unlimited, Callable 11/01/20 @ 100, 7.70%, 11/01/30	100,000	108,567
		5,861,754

Colorado 0.67%
Adams State College, University & College Improvements, Build America Revenue Bonds, Series C, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	250,430
City of Brighton, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	246,742
County of Gunnison, Public Improvements Build America Bonds, Certificate of Participation, Series B, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	250,750
		747,922

Connecticut 1.38%
City of Bridgeport, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 08/15/20 @ 100 (AGM), 6.57%, 08/15/28	1,000,000	1,035,290
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100 (AGM), 6.10%, 09/01/30	500,000	506,175
		1,541,465

District of Columbia 0.46%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100 (OID), 7.00%, 07/01/34	500,000	519,480

INCOME FUND	7

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida 10.21%
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.03%, 07/01/30	$100,000	$99,496
City of Lake City, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100 (AGM), 6.28%, 07/01/40	200,000	201,704
City of Miami Gardens, Public Improvements Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,280,075
City of Miami, Refunding Revenue Bonds (OID), 6.75%, 12/01/18	1,000,000	1,068,760
City of Miami, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 7.55%, 12/01/25	465,000	493,100
City of Oakland Park, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.14%, 09/01/35	300,000	293,472
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	264,452
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Series C, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	429,828
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,096,680
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Series B, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	509,350
County of Miami-Dade, Recreational Facilities Improvements Revenue Bonds, Series D (Assured Guaranty), 7.08%, 10/01/29	250,000	258,620
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.53%, 07/01/32	500,000	490,245
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, 5.62%, 07/01/40	400,000	388,244
County of Miami-Dade, Transit Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 6.91%, 07/01/39	1,000,000	1,048,020
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	175,676

8	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
Florida Governmental Utility Authority, Refunding Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100, 6.55%, 10/01/40	$1,000,000	$991,180
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	254,313
Florida State Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Series B, Callable 07/01/19 @ 100, 7.05%, 07/01/29	1,500,000	1,641,060
Town of Davie, Water Utility Improvements, Build America Revenue Bonds, Series B, Callable 10/01/20 @ 100 (AGM), 6.85%, 10/01/40	250,000	258,585
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds,, 7.59%, 12/01/30	150,000	155,842
		11,398,702

Georgia 0.84%
Municipal Electric Authority of Georgia, Electric Light & Power Improvements, Build America Revenue Bonds, 7.06%, 04/01/57	1,000,000	935,480

Illinois 9.56%
Chicago Board of Education, School Improvements, General Obligation Unlimited, 6.32%, 11/01/29	250,000	251,295
Chicago Transit Authority, Pension Funding Revenue Bonds, Series A, 6.90%, 12/01/40	350,000	373,173
Chicago Transit Authority, Transit Improvements, Build America Revenue Bonds, Series B, 6.20%, 12/01/40	100,000	98,293
City of Chicago, Public Improvements Build America Bonds, General Obligation Unlimited, 7.52%, 01/01/40	470,000	516,083
City of Chicago, Public Improvements, General Obligation Unlimited, 7.78%, 01/01/35	500,000	569,975
City of Chicago, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	271,005
City of Markham, Public Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/20 @ 100 (AGM), 7.40%, 12/01/25	1,250,000	1,336,413
Henry Hospital District, Hospital Improvements Build America Bonds, General Obligation Unlimited, Series A, Callable 12/01/19 @ 100 (AGM), 6.65%, 12/01/29	840,000	869,963

INCOME FUND	9

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Series B, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	$1,000,000	$1,000,930
Lake County School District No. 56, School Improvements Build America Bonds, General Obligation Unlimited, Callable 01/01/21 @ 100, 5.90%, 01/01/25	535,000	556,662
Northern Illinios University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 8.15%, 04/01/41	250,000	277,080
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100 (AGM), 7.75%, 04/01/30	250,000	274,690
State of Illinois, Public Improvements Build America Bonds, General Obligation Unlimited, 6.63%, 02/01/35	1,885,000	1,867,526
Village of Glenwood, Public Improvements Build America Bonds, General Obligation Unlimited (AGM), 7.03%, 12/01/28	1,500,000	1,516,410
Village of Rosemont, Public Improvements, General Obligation Unlimited, Series B, (AGM) (OID), 6.13%, 12/01/30	500,000	495,210
Will County Forest Preservation District, Public Improvements Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	400,000	394,992
		10,669,700

Indiana 0.46%
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Revenue Bonds, Series B, Callable 08/01/20 @ 100, 7.21%, 02/01/39	500,000	517,775

Kentucky 0.46%
Kentucky Municipal Power Agency, Build America Revenue Bonds, Callable 09/01/20 @ 100 (AGM), 6.49%, 09/01/37	250,000	255,680
Princeton Electric Plant Board, Electric Light & Power Improvements, Build America Revenue Bonds, Series B, Callable 11/01/19 @ 100, (Assured Guaranty) (OID), 7.00%, 11/01/42	250,000	255,330
		511,010

10	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Louisiana 0.97%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100 (Assured Guaranty), 7.20%, 02/01/42	$1,070,000	$1,085,601

Massachusetts 0.38%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	240,000	249,341
University of Massachusetts Building Authority, University & College Improvements Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	172,910
		422,251

Michigan 6.36%
Avondale School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 5.75%, 05/01/32	500,000	480,610
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.60%, 05/01/30	150,000	153,807
Chippewa Valley Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.85%, 05/01/35	100,000	102,309
City of Oak Park, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, 7.00%, 05/01/36	250,000	237,590
Comstock Park Public Schools, School Improvements General Obligation Unlimited, Callable 05/01/21 @ 100 (Q-SBLF), 6.20%, 05/01/24	200,000	204,552
County of Oakland, Pension Funding, Certificate of Participation, Callable 04/01/14 @ 100 (OID), 6.25%, 04/01/26	1,000,000	1,024,570
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	253,325
L’Anse Creuse Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100 (Q-SBLF), 6.59%, 05/01/40	200,000	202,816
Lincoln Consolidated School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.83%, 05/01/40	250,000	247,790

INCOME FUND	11

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Michigan (cont.)
Michigan Finance Authority, School Improvements Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	$500,000	$521,520
Michigan Finance Authority, School Improvements Revenue Bonds, Series C, Callable 05/01/21 @ 100 (Q-SBLF), 6.20%, 05/01/22	500,000	509,890
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A (OID), 7.31%, 06/01/34	2,880,000	2,097,907
Milan Area Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/19 @ 100 (Q-SBLF) (OID), 7.10%, 05/01/34	400,000	416,964
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 5.90%, 05/01/27	150,000	151,215
St. Johns Public Schools, School Improvements Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100 (Q-SBLF), 6.65%, 05/01/40	250,000	252,957
St. Joseph School District, School Improvements Build America Bonds, General Obligation Unlimited, Series B, Callable 05/01/20 @ 100, (AGM) (Q-SBLF), 6.66%, 05/01/35	250,000	246,738
		7,104,560

Mississippi 0.47%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, Series B, 6.59%, 01/01/35	500,000	531,125

Missouri 0.65%
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate of Participation, Series B, Callable 08/01/20 @ 100, 5.65%, 02/01/30	250,000	242,173
Missouri Joint Municipal Electric Utility Commission, Electric Light & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	485,236
		727,409

Nebraska 0.18%
Nebraska Public Power District, Electric Light & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	197,686

12	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Nevada 2.02%
City of Las Vegas, Public Improvements Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100 (OID), 7.75%, 09/01/29	$1,100,000	$1,238,424
County of Clark, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 11/01/19 @ 100, 7.25%, 11/01/38	500,000	527,350
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	265,565
Pershing County School District, School Improvements Build America Bonds, General Obligation Limited, Series A, Callable 04/01/20 @ 100 (Permanent School Fund Guaranteed), 6.25%, 04/01/30	220,000	221,001
		2,252,340

New Jersey 5.29%
Hoboken Municipal Hospital Authority, Refunding Revenue Bonds, (Municipal Government Guaranteed) (FSA) (OID), 7.62%, 01/01/29	500,000	532,605
New Jersey Economic Development Authority, Housing Revenue Bonds, Series A2, (XLCA), 6.31%, 07/01/26	750,000	740,632
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Series CC-1, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	507,535
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,048,720
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	467,570
New Jersey State Turnpike Authority, Highway Improvements, Build America Revenue Bonds, Series A, 7.10%, 01/01/41	250,000	290,940
New Jersey Transportation Trust Fund Authority, Transit Improvements, Build America Revenue Bonds, Series C, Callable 12/15/20 @ 100, 6.10%, 12/15/28	1,800,000	1,813,104
South Jersey Transportation Authority, Highway Improvements, Build America Revenue Bonds, Series A (OID), 7.00%, 11/01/38	500,000	501,690
		5,902,796

INCOME FUND	13

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York 11.17%
Battery Park City Authority, Public Improvements, Build America Revenue Bonds, Series A, Callable 11/01/19 @ 100, 6.38%, 11/01/39	$250,000	$255,550
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 5.82%, 10/01/31	250,000	251,340
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series D, Callable 12/01/19 @ 100, 6.39%, 12/01/29	500,000	514,515
City of New York, Public Improvements Build America Bonds, General Obligation Unlimited, Series G-1, Callable 03/01/20 @ 100, 6.27%, 03/01/31	500,000	516,040
County of Nassau, Public Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, 7.40%, 10/01/35	500,000	518,515
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	897,636
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,088,070
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	1,633,320
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, Callable 11/15/20 @ 100, 7.13%, 11/15/30	500,000	531,270
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Series I, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,502,750
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.12%, 06/15/42	250,000	254,010
New York City Municipal Water Finance Authority, Build America Refunding Revenue Bonds, Series EE, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	209,528
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 05/01/20 @ 100, 5.72%, 05/01/30	1,000,000	1,033,970
New York City Transitional Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.81%, 08/01/30	500,000	510,860

14	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority, School Improvements, Build America Revenue Bonds (State Aid Withholding), 6.83%, 07/15/40	$500,000	$544,725
New York City Transitional Finance Authority, School Improvements, Build America Revenue Bonds, Callable 07/15/20 @ 100 (State Aid Withholding), 7.13%, 07/15/30	500,000	545,035
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100 (GO OF BOND BANK), 6.88%, 12/15/34	500,000	509,860
Western Nassau County Water Authority, Water Utility Improvements, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	160,596
		12,477,590

North Carolina 0.22%
County of Cabarrus, School Improvements, General Obligation Limited, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	241,035

North Dakota 0.85%
North Dakota State Board of Higher Education, University & College Improvements, Build America Revenue Bonds, Callable 01/01/20 @ 100, 7.25%, 01/01/41	1,000,000	944,520

Ohio 3.50%
American Municipal Power-Ohio Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	521,275
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,066,650
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.83%, 12/01/31	250,000	258,575
County of Franklin, Refunding Build America Bonds, General Obligation Limited, Series A, Callable 06/01/20 @ 100, 5.86%, 12/01/33	250,000	255,900
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	503,155
Madison Local School District Lake County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100 (School District Credit Program), 5.70%, 04/01/35	250,000	238,722

INCOME FUND	15

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Ohio (cont.)
Mariemont City School District, Refunding Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	$125,000	$125,888
Springfield Local School District Summit County, School Improvements Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100 (School District Credit Program), 5.65%, 09/01/31	200,000	197,614
State of Ohio, Public Improvements, Build America Revenue Bonds, Series B, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	259,142
Three Rivers Local School District, School Improvements Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100 (AGM), 6.37%, 12/01/47	500,000	481,785
		3,908,706

Oklahoma 0.45%
Bryan County Independent School District No. 72 Durant, School Improvements Build America Bonds, Certificate of Participation, Series A, Callable 12/01/19 @ 102 (OID), 6.80%, 12/01/33	500,000	507,235

Oregon 0.23%
Oregon State Department of Administrative Services, Hospital Improvements Build America Bonds, Certificate of Participation, Series B, Callable 05/01/20 @ 100, 6.18%, 05/01/35	250,000	255,770

Pennsylvania 2.53%
Mount Union Area School District, School Improvements Build America Bonds, General Obligation Limited, Callable 08/01/19 @ 100 (State Aid Withholding), 6.88%, 02/01/36	1,000,000	1,011,950
Philadelphia Authority For Industrial Development, Pension Funding Revenue Bonds, Series A, (AGM) (OID), 6.35%, 04/15/28	500,000	493,975
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, Series A, (AGM), 6.61%, 09/01/24	300,000	323,754
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facility Improvements Revenue Bonds, 7.04%, 11/01/39	1,000,000	997,530
		2,827,209

16	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

South Carolina 0.22%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	$250,000	$242,133

South Dakota 0.36%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	399,516

Tennessee 1.40%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (Assured Guaranty) (County Guaranteed), 7.20%, 06/01/44	1,500,000	1,561,140

Texas 4.09%
City of Lancaster, Public Improvements Build America Bonds, General Obligation Limited, Series A, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	759,180
City of San Antonio, Public Improvements Build America Bonds, General Obligation Limited, Series B, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	253,963
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 5.76%, 06/15/40	500,000	502,035
County of Bexar, Public Improvements Build America Bonds, General Obligation Limited, Series C, Callable 06/15/19 @ 100, 6.63%, 06/15/39	500,000	524,085
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,574,520
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Series B, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	247,585
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements Revenue Bonds, Series B, Callable 11/15/20 @ 100, 6.48%, 11/15/34	500,000	511,060
Riesel Independent School District, Build America Bonds, General Obligation Unlimited, Callable 08/15/19 @ 100 (Permanent School Fund Guaranteed), 5.54%, 08/15/40	200,000	192,990
		4,565,418

INCOME FUND	17

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Utah 0.47%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Series B, Callable 03/01/19 @ 100, (Assured Guaranty) (OID), 6.38%, 03/01/34	$500,000	$521,415

Virginia 3.82%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series A-1, Callable 06/01/12 @ 100 (OID), 6.71%, 06/01/46	6,365,000	4,264,168

Washington 1.93%
City of Seattle, Electric Light & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	244,740
City of Tacoma, Parking Facility Improvements, General Obligation Limited, 5.14%, 12/01/25	340,000	340,333
County of King, Public Improvements, General Obligation Limited, Series D, 5.43%, 12/01/25	500,000	529,785
Cowlitz County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	549,980
Douglas County Public Utility District No. 1, Electric Light & Power Improvements Revenue Bonds, Series A, 5.35%, 09/01/30	250,000	242,560
Snohomish County Public Utility District No. 1, Electric Light & Power Improvements, Build America Revenue Bonds, Series A (OID), 5.68%, 12/01/40	250,000	244,740
		2,152,138

West Virginia 1.59%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Series A, 7.47%, 06/01/47	2,400,000	1,779,888
Total Municipal Bonds (Cost $87,686,517)		88,939,000

18	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds 5.60%
Alcoa, Inc., 5.55%, 02/01/17	$250,000	$266,317
Alcoa, Inc., 6.75%, 07/15/18	500,000	553,744
Altria Group, Inc., 9.25%, 08/06/19	250,000	326,479
Bank of America Corp., 5.00%, 05/13/21	1,000,000	989,749
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	204,501
Citigroup Inc, 5.88%, 02/22/33	110,000	103,718
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	299,810
Goldman Sachs Group Inc. (The), 6.00%, 06/15/20	500,000	538,931
Goldman Sachs Group Inc. (The), 6.45%, 05/01/36	500,000	484,096
Kilroy Realty L.P., 4.80%, 07/15/18	100,000	98,454
Kinder Morgan Energy Partners L.P., 6.50%, 02/01/37	250,000	261,388
Liberty Property L.P., 6.63%, 10/01/17	355,000	407,700
Morgan Stanley, 5.75%, 01/25/21	1,000,000	1,013,676
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	343,086
Nokia OYJ, 6.63%, 05/15/39	44,000	41,150
Simon Property Group L.P. REIT, 10.35%, 04/01/19	150,000	207,930
UDR, Inc., 5.25%, 01/15/15	110,000	117,916
Total Corporate Bonds (Cost $ 5,835,973)		6,258,645

	Shares

Preferred Stocks 9.69%

Financials 9.26%
Commonwealth REIT 7.50%	50,565	$1,087,147
Equity Residential REIT Series N 6.48%	15,200	384,560
Kimco Realty Corp. REIT Series F 6.65%	22,377	556,292
Kimco Realty Corp. REIT Series G 7.75%	26,100	680,166
Kimco Realty Corp. REIT Series H 6.90%	10,000	251,700
Public Storage REIT Series C 6.60%	5,825	146,965
Public Storage REIT Series H 6.95%	20,000	505,600
Public Storage REIT Series Q 6.50%	20,000	512,400
Public Storage REIT Series X 6.45%	10,000	250,900
Regency Centers Corp. REIT Series C 7.45%	45,200	1,142,204
Regency Centers Corp. REIT Series D 7.25%	6,496	163,050
Regency Centers Corp. REIT Series E 6.70%	15,000	374,850
Vornado Realty L.P. REIT 7.88%	35,959	985,277
Vornado Realty Trust REIT Series E 7.00%	2,371	61,598
Vornado Realty Trust REIT Series F 6.75%	20,800	520,624
Vornado Realty Trust REIT Series G 6.63%	72,775	1,808,459
Vornado Realty Trust REIT Series I 6.63%	16,000	398,240
Vornado Realty Trust REIT Series J 6.88%	20,000	503,800
		10,333,832

Telecommunication Services 0.43%
United States Cellular Corp. 6.95%	19,200	480,960
Total Preferred Stocks (Cost $9,230,420)		10,814,792

INCOME FUND	19

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

Total Investments — 96.00% (Cost $103,594,934*)	107,186,889
Cash and Other Assets Net of Liabilities — 4.00%	4,464,487
NET ASSETS — 100.00%	$111,651,376

AGM - Assured Guaranty Municipal
FSA - Financial Security Assurance
GO - General Obligation
OID - Original Issue Discount
Q-SBLF - Qualified School Bond Loan Fund
REIT - Real Estate Investment Trust
XLCA - Insured by XL Capital Assurance
* The aggregate cost for federal income tax purposes is $103,594,934, and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,129,533
Gross unrealized depreciation	(1,537,578)
Net unrealized appreciation	$3,591,955

20	SPIRIT OF AMERICA

STATEMENT OF ASSETS AND LIABILITIES	JUNE 30, 2011 (UNAUDITED)

ASSETS
Investments in securities at value (cost $103,594,934) (Note 1)	$107,186,889
Cash	4,065,222
Receivable for Fund shares sold	707,643
Dividends and interest receivable	1,716,922
Prepaid expenses	26,933
TOTAL ASSETS	113,703,609

LIABILITIES
Payable for Fund shares redeemed	139,189
Payable for investments purchased	1,511,508
Payable for investment advisory fees	35,599
Payable for distributions to shareholders	284,595
Payable for distribution fees (Note 3)	22,686
Other accrued expenses	58,656
TOTAL LIABILITIES	2,052,233
NET ASSETS	$111,651,376
Net assets applicable to 10,049,655 shares outstanding, $0.001 par value (500,000,000 authorized shares)	$111,651,376
Net asset value and redemption price per share ($111,651,376 ÷ 10,049,655 shares)	$11.11
Maximum offering price per share ($11.11 ÷ 0.9525)	$11.66

SOURCE OF NET ASSETS
As of June 30, 2011, net assets consisted of:
Paid-in capital	$107,884,309
Undistributed net investment income	114,813
Accumulated net realized gain on investments	60,299
Net unrealized appreciation on investments	3,591,955
NET ASSETS	$111,651,376

See accompanying notes to financial statements.

INCOME FUND	21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$347,627
Interest	3,463,461
TOTAL INVESTMENT INCOME	3,811,088

EXPENSES
Investment Advisory fees (Note 3)	291,459
Distribution fees (Note 3)	121,441
Accounting and Administration fees	73,667
Auditing fees	8,084
Chief Compliance Officer salary (Note 3)	2,675
Custodian fees	9,431
Directors’ fees	4,775
Insurance expense	12,237
Legal fees	9,371
Printing expense	20,614
Registration fees	9,589
Transfer Agent fees	65,397
Other expenses	1,118
TOTAL EXPENSES	629,858
Fees waived and reimbursed by Adviser (Note 3)	(95,517)
NET EXPENSES	534,341
NET INVESTMENT INCOME	3,276,747

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	768
Net change in unrealized appreciation/depreciation of investments	3,371,108
Net realized and unrealized gain on investments	3,371,876
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,648,623

See accompanying notes to financial statements.

22	SPIRIT OF AMERICA

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

OPERATIONS
Net investment income	$3,276,747	$4,488,292
Net realized gain from investment transactions	768	533,466
Net change in unrealized appreciation/depreciation of investments	3,371,108	(1,331,694)
Net increase in net assets resulting from operations	6,648,623	3,690,064

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(3,235,954)	(4,415,311)
Distributions from realized gains	—	(474,132)
Total distributions to shareholders	(3,235,954)	(4,889,443)

CAPITAL SHARE TRANSACTIONS (Dollar Activity)
Shares sold	25,773,215	57,699,062
Shares issued from reinvestment of distributions	1,917,149	3,127,295
Shares redeemed	(8,490,127)	(10,830,485)
Increase in net assets derived from capital share transactions (a)	19,200,237	49,995,872
Total increase in net assets	22,612,906	48,796,493

NET ASSETS
Beginning of period	89,038,470	40,241,977
End of period	$111,651,376	$89,038,470

Undistributed net investment income	$114,813	$74,020

(a) Transactions in capital stock were:
Shares sold	2,355,686	5,222,596
Shares issued from reinvestment of distributions	175,430	285,004
Shares redeemed	(781,649)	(984,833)
Increase in shares outstanding	1,749,467	4,522,767

See accompanying notes to financial statements.

INCOME FUND	23

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009*
Net Asset Value, Beginning of Period	$10.73	$10.65	$10.00

Income from Investment Operations:
Net investment income	0.36 [1]	0.73 [1]	0.81 [1]
Net realized and unrealized gain on investments	0.38	0.14	0.80
Total from investment operations	0.74	0.87	1.61

Less Distributions:
Distributions from net investment income	(0.36)	(0.73)	(0.88)
Distributions from capital gains	—	(0.06)	(0.08)
Total distributions	(0.36)	(0.79)	(0.96)
Net Asset Value, End of Period	$11.11	$10.73	$10.65
Total Return[2]	7.02%[3]	8.23%	17.10%
Ratios/Supplemental Data
Net assets, end of period (000)	$111,651	$89,038	$40,242
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.30%[4]	1.35%	1.82%
After expense reimbursement or recapture	1.10%[4]	1.10%	1.01%
Ratio of net investment income to average net assets	6.75%[4]	6.64%	7.69%
Portfolio turnover	1.44%[3]	16.79%	29.21%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Calculation is not annualized.
[4]	Calculation is annualized.
*	The Fund commenced operations on December 31, 2008.

See accompanying notes to financial statements.

24	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2011 (UNAUDITED)

Note 1 - Significant Accounting Policies

Spirit of America Income Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end non-diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on December 31, 2008. The Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”). The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

— Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

— Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

— Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

INCOME FUND	25

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

The summary of inputs used to value the Fund’s net assets as of June 30, 2011 is as follows:

Income Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments in Securities:
Preferred Stock	$10,814,792	$—	$—	$10,814,792
Corporate debt securities	—	6,258,645	—	6,258,645
Debt securities issued by States of the United States and political subdivisions of states	—	88,939,000	—	88,939,000
Collateralized debt obligations	—	1,174,452	—	1,174,452

Total	$10,814,792	$96,372,097	$—	$107,186,889

During the six months ended June 30, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, the Funds do not have any Level 3 securities in their portfolios. To the extent the Funds’ portfolios were ever to be invested in such Level 3 securities, management will evaluate the implications of ASU No. 2011-04 and its impact on the financial statements.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes

26	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income distributions will be declared daily and paid monthly. Capital gains, if any, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

Note 2 - Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2011, excluding short-term investments, were $16,884,164 and $1,378,972, respectively.

Note 3 - Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.60% of the Fund’s average daily net assets. Investment advisory fees for the six months ended June 30, 2011 were $291,459.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses so that the total operating expenses will not exceed 1.10% of the average daily net assets of the Fund through April 30, 2012. For the six months ended June 30, 2011, the Adviser reimbursed the Fund $95,517.

Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitation as stated above. The balance of recoverable expenses to the Adviser as of June 30, 2011 was $389,164. Of this balance, $125,017 will expire in 2012, $168,630 will expire in 2013 and $95,517 will expire in 2014.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay David Lerner Associates, Inc. (the “Distributor”) a monthly fee of 1/12 of 0.25% of the Funds average daily net assets for the Distributor’s services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2011, fees paid to the Distributor under the Plan were $121,441.

The Fund’s shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended June 30, 2011, sales charges received by the Distributor were $1,215,280. A contingent deferred sales charge of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $1,500, $1,000 for each Board meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’

INCOME FUND	27

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

fees paid to affiliated Directors of the Company. For the six months ended June 30, 2011, the Fund was allocated $2,675 of the Chief Compliance Officer’s salary.

Note 4 - Concentration and Other Risks

The Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Fund’s performance could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Fund may invest in junk bonds.

The Fund may be affected by credit risk of lower grade securities, which is the possibility that municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

Other risks include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 5 – Federal Income Taxes

The tax character of distributions paid during the year ended December 31, 2010 is as follows:

Tax Basis Distributions
	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Total Distributions
12/31/2010	$4,809,737	$0	$79,706	$4,889,443

Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes. The tax character of distributions paid during the year ending December 31, 2011 will be reported in the December 31, 2011 Annual Report.

28	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2011 (UNAUDITED)

At December 31, 2010, the Fund had no capital loss carryforwards or Deferred Post-October Losses.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for the four year period ended December 31, 2010, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6 – Other Matters

On May 27, 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against the Distributor, the Funds’ principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). In addition, on June 17, 2011, and June 20, 2011, two class action complaints were filed against the Distributor, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. The Distributor intends to vigorously defend the complaints and expects to be vindicated in court. However, there cannot be any assurance that if FINRA and/or the class action plaintiffs were to ultimately be successful in the pursuit of the claims and if damages and/or other sanctions are assessed against the Distributor, that such sanctions would not materially affect the Distributor’s ability to act as the Funds’ principal underwriter and distributor, although it is not considered likely at this time that such material and adverse effects would occur. Management currently expects that any resolution of the action against the Distributor will not have a material adverse impact on the Funds. Neither the Company nor any of the Funds are a party to any of the above listed investigations or actions.

Note 7 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no events that require recognition or disclosure in the financial statements.

INCOME FUND	29

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Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Spirit of America Income Fund uses to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2011, are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

BNY Mellon Investment Servicing (U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered

Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Spirit of America Income Fund, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses, and other information.

©Copyright 2011 Spirit of America         SOAIN-SAR11

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	9/5/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	9/5/11

By (Signature and Title)*	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	9/5/11

* Print the name and title of each signing officer under his or her signature.